As filed with the Securities and Exchange Commission on February 28, 1997

                                              1933 Act Registration No. 33-82568
                                              1940 Act Registration No. 811-8106

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [__X__]


            Pre-Effective Amendment No.   ____        [_____]

            Post-Effective Amendment No.  __7__       [__X__]
                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [__X__]

            Amendment No.  _9_                        [__X__]

                        (Check appropriate box or boxes)

                        NEUBERGER & BERMAN EQUITY ASSETS
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                        Neuberger & Berman Equity Assets
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

      Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective:
_____    immediately upon filing pursuant to paragraph (b)
__X__    on MARCH 3, 1997 pursuant to paragraph (b)
_____    60 days after filing pursuant to paragraph  (a)(1)
_____    on __________  pursuant to paragraph (a)(1)
_____    75 days after filing  pursuant to paragraph  (a)(2)
_____    on  __________  pursuant to paragraph (a)(2)

      Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such rule for its 1996 fiscal year on October 29, 1996.

      Neuberger  &  Berman  Equity  Assets  is  a  "master/feeder   fund."  This
Post-Effective Amendment No. 7 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                        NEUBERGER & BERMAN EQUITY ASSETS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7 ON FORM N-1A

      This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 7 on Form N-1A

Cross Reference Sheet

Neuberger & Berman Socially Responsive Trust
--------------------------------------------

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

Signature Pages

Exhibits

      No change is intended to be made by this Post-Effective Amendment No. 7 to the prospectus or statement of additional information for Neuberger & Berman Focus Assets, Neuberger & Berman Genesis Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets, and Neuberger & Berman
Partners Assets.

                        NEUBERGER & BERMAN EQUITY ASSETS
                   POST-EFFECTIVE AMENDMENT NO. 7 ON FORM N-1A

                              Cross Reference Sheet

              This cross reference sheet relates to the Prospectus
                  and Statement of Additional Information for:


                 Neuberger & Berman Socially Responsive Trust
                 --------------------------------------------



      Form N-1A Item No.            Caption In Part A Prospectus
      ------------------            ----------------------------

Item 1.     Cover Page              Front Cover Page

Item 2.     Synopsis                Expense Information; Summary

Item 3.     Condensed Financial     Performance Information
            Information

Item 4.     General Description of  Investment Program; Description of
            Registrant              Investments; Special Information
                                    Regarding Organization, Capitalization,
                                    and Other Matters

Item 5.     Management of the Fund  Management and Administration;
                                    Other Information;
                                    Back Cover Page

Item 6.     Capital Stock and       Front Cover Page; Dividends, Other
            Other Securities        Distributions, and Taxes; Special
                                    Information Regarding Organization,
                                    Capitalization, and Other Matters

Item 7.     Purchase of Securities  Shareholder Services; Share Prices and Net
            Being Offered           Asset Value; Management and Administration

Item 8.     Redemption or           Shareholder Services; Share
            Repurchase              Prices and Net Asset Value

Item 9.     Pending Legal           Not Applicable
            Proceedings

                                    Caption in Part B
       Form N-1A Item No.           Statement Of Additional Information
       ------------------           -----------------------------------

Item 10.    Cover Page              Cover Page

Item 11.    Table of Contents       Table of Contents

Item 12.    General Information     Not Applicable
            and History

Item 13.    Investment Objectives   Investment Information; Certain
            and Policies            Risk Considerations

Item 14.    Management of the Fund  Trustees and Officers

Item 15.    Control Persons and     Not Applicable
            Principal Holders of
            Securities

Item 16.    Investment Advisory     Investment Management and
            and Other Services      Administration Services; Trustees and
                                    Officers; Distribution Arrangements;
                                    Reports To Shareholders; Custodian and
                                    Transfer Agent; Independent Accountants

Item 17.    Brokerage Allocation    Portfolio Transactions

Item 18.    Capital Stock and       Investment Information; Additional
            Other Securities        Redemption Information; Dividends and
                                    Other Distributions

Item 19.    Purchase and            Additional Exchange Information;
            Redemption              Additional Redemption Information;
                                    Distribution Arrangements

Item 20.    Tax Status              Dividends and Other Distributions;
                                    Additional Tax Information

Item 21.    Underwriters            Investment Management and Administration
                                    Services; Distribution Arrangements

Item 22.    Calculation of          Performance Information
            Performance Data

Item 23.    Financial Statements    Financial Statements


                                     PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 7.

                                 PROSPECTUS
---------------------------------------------------------------
        March 3, 1997

                 NEUBERGER&BERMAN
                 EQUITY ASSETS -SM-

       Neuberger&Berman
                 SOCIALLY RESPONSIVE TRUST




                                                  No Sales Charges
                                                  No Redemption Fees
                                                  No 12b - 1 Fees

            Neuberger&Berman

SOCIALLY RESPONSIVE TRUST-SM-

          A No-Load Equity Fund

----------------------------------------------------------------------


   Neuberger&Berman SOCIALLY RESPONSIVE TRUST (the "Fund") is an equity fund that seeks long-term capital appreciation through investments primarily in securities of companies that meet both financial and social criteria.

   The Fund was created for investors who are concerned about the relationship between business and society and are seeking to invest their assets in a manner consistent with their social sensibilities.
   YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

------------------------------------------------------------------------------


   THE FUND, WHICH IS A SERIES OF NEUBERGER&BERMAN EQUITY ASSETS (THE "TRUST"), INVESTS ALL OF ITS NET INVESTABLE ASSETS IN NEUBERGER&BERMAN SOCIALLY RESPONSIVE PORTFOLIO (THE "PORTFOLIO") OF EQUITY MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY N&B MANAGEMENT. THE PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE FUND. THE INVESTMENT PERFORMANCE OF THE FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF THE PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SUMMARY" ON PAGE 3 AND "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 12.

   The Portfolio seeks to achieve its objective by investing in securities considered by N&B Management to be undervalued in relation to recognized measures of their fundamental economic values, such as earnings, cash flow, tangible book value, and asset value. For a description of the investment policies and techniques of the Portfolio, see "Investment Program" and "Description of Investments."
   The Fund is a no-load mutual fund, so you pay no sales commissions or other charges when you buy or redeem shares. The Fund does not pay "12b-1 fees" to promote or distribute its shares.

   Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated March 3, 1997, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.



                         PROSPECTUS DATED MARCH 3, 1997


   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


    SUMMARY                                   3
The Fund and Portfolio;
 Risk Factors                                 3
Management                                    4
The Neuberger&Berman Investment
 Approach                                     4

    EXPENSE INFORMATION                       5
Shareholder Transaction Expenses              5
Annual Fund Operating Expenses                5
Example                                       6

    INVESTMENT PROGRAM                        7
Social Policy                                 8
Short-Term Trading; Portfolio
 Turnover                                     9
Borrowings                                    9

    PERFORMANCE INFORMATION                  11
Total Return Information                     11

    SPECIAL INFORMATION REGARDING
    ORGANIZATION, CAPITALIZATION,
    AND OTHER MATTERS                        12
The Fund                                     12
The Portfolio                                12

    SHAREHOLDER SERVICES                     15
How to Buy Shares                            15
How to Sell Shares                           15
Exchanging Shares                            16

    SHARE PRICES AND
    NET ASSET VALUE                          17

    DIVIDENDS, OTHER DISTRIBUTIONS,
    AND TAXES                                18
Distribution Options                         18
Taxes                                        18

    MANAGEMENT AND ADMINISTRATION            20
Trustees and Officers                        20
Investment Manager, Administrator,
 Distributor, and Sub-Adviser                20
Expenses                                     21
Transfer Agent                               22

    DESCRIPTION OF INVESTMENTS               23

    OTHER INFORMATION                        26
Directory                                    26
Funds Eligible for Exchange                  26

SUMMARY

          The Fund and Portfolio; Risk Factors

----------------------------------------------------------------------

   The Fund is a series of the Trust and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:
                          ----------------------------
                                  SHAREHOLDERS
                          ----------------------------
                                       BUY SHARES IN
                          ----------------------------
                                      FUND
                          ----------------------------
                                         INVESTS IN
                          ----------------------------
                                   PORTFOLIO
                          ----------------------------
                                         INVESTS IN
                          ----------------------------
                          STOCKS AND OTHER SECURITIES
                          ----------------------------
   The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. The Portfolio seeks long-term capital appreciation by investing primarily in securities considered by N&B Management to be undervalued relative to the market as a whole and whose issuers meet certain social criteria established by N&B Management ("Social Policy"). N&B Management evaluates companies to determine if they meet the Social Policy in the following major areas of concern: the environment and workplace diversity and employment. Companies are further evaluated to determine if they meet other aspects of the Social Policy, such as public health, type of products, and corporate citizenship. The Portfolio does not invest in companies which derive a significant portion of their total annual revenue from the following industries: nuclear power, tobacco, alcohol, gambling, or weapons. The Portfolio will seek to dispose of a security as soon as reasonably practicable if the issuer no longer meets the Social Policy, even though a sale at that time might not be desirable from a purely financial standpoint.

   For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page
12. An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 7, "Social Policy" on page 8, and "Description of Investments" on page 23.

    INVESTMENT STYLE. Broadly diversified, large-cap value fund.
    PORTFOLIO CHARACTERISTICS. Seeks long-term capital appreciation by investing in common stocks of companies that meet both financial and social criteria.

          Management

----------------------------------------------------------------------


   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 20. If you want to know how to buy and sell shares of the Fund or exchange them for shares of other Neuberger&Berman Funds-Registered Trademark- made available through an Institution, see "Shareholder Services -- How to Buy Shares" on page 15, "Shareholder Services -- How to Sell Shares" on page 15, "Shareholder Services -- Exchanging Shares" on page 16, and the policies of the Institution through which you are purchasing shares.


          The Neuberger&Berman Investment Approach

----------------------------------------------------------------------

   In general, the Portfolio adheres to a value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for less than their perceived market values. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.
   Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).
   Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

EXPENSE INFORMATION
   This section gives you certain information about the expenses of the Fund and
the  Portfolio.  See  "Performance   Information"  for  important  facts   about
investment performance of the Fund, after taking expenses into account.

          Shareholder Transaction Expenses

----------------------------------------------------------------------

   As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.

Sales Charge Imposed on Purchases                    NONE
Sales Charge Imposed on Reinvested Dividends         NONE
Deferred Sales Charges                               NONE
Redemption Fees                                      NONE
Exchange Fees                                        NONE

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

--------------------------------------------------------------------------------

   The following table shows anticipated annual Total Operating Expenses for the Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of the Portfolio. The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. Therefore, the table combines management and administration fees. The Fund and Portfolio also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Fund's expenses are factored into its share price and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.


                                                                    OTHER      TOTAL
NEUBERGER&BERMAN                      MANAGEMENT AND        12b-1  EXPENSES  OPERATING
EQUITY ASSETS                       ADMINISTRATION FEES     FEES   (ESTIMATED) EXPENSES
--------------------------------------------------------------------------------------
SOCIALLY RESPONSIVE TRUST                  0.95%            None    0.48%      1.43%



   "Management and Administration Fees" for the Fund are based upon current administration fees for the Fund and management fees for the Portfolio. "Other Expenses" are estimated amounts for the current fiscal year and assume average daily net assets of $25 million. There can be no assurance that the Fund will achieve that asset level. The trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio. The trustees of the Trust also believe that investment in the Portfolio by investors in addition to the Fund may enable the Fund to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolio may differ from those of the Fund.

   A mutual fund that is a series of Neuberger&Berman Equity Funds ("N&B Equity Funds") and is administered by N&B Management, which has a name similar to the Fund and the same investment objective, policies, and limitations as the Fund ("Sister Fund"), also invests in the Portfolio. N&B Management has voluntarily undertaken to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio per annum of the Sister Fund by more than 0.10% of the Fund's average daily net assets. The Fund's per annum "expense ratio" is the sum of the Fund's Operating Expenses and its pro rata share of the Portfolio's Operating Expenses, divided by the Fund's average daily net assets for the year. The expense ratio of the Sister Fund is anticipated to be 1.50% per annum of the Sister Fund's average daily net assets. This undertaking can be terminated by N&B Management by giving the Fund at least 60 days' prior written notice.


   For more information about the current expense reimbursement undertaking, see "Expenses" on page 21.


          Example

----------------------------------------------------------------------

   To illustrate the effect of Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


NEUBERGER&BERMAN
EQUITY ASSETS                              1 YEAR    3 YEARS
-------------------------------------------------------------
SOCIALLY RESPONSIVE TRUST                   $15        $45


   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

INVESTMENT PROGRAM

   The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments," on page 23.

   Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI.
Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.
   Additional investment techniques, features, and limitations concerning the Portfolio's investment program are described in the SAI.
   The investment objective of the Fund and Portfolio is to seek long-term capital appreciation by investing primarily in securities of companies that meet both financial criteria and the Social Policy. This investment objective is not fundamental. There can be no assurance that the Fund or Portfolio will achieve its objective. The Fund, by itself, does not represent a comprehensive investment program.
   In seeking capital appreciation, the Portfolio generally follows a value-oriented investment approach to the selection of individual securities. Prospective investments are first subjected to detailed financial analysis and are not studied further unless N&B Management believes that they are currently undervalued relative to the issuer's assets and potential earning power.

   The Portfolio expects to be nearly fully invested at all times, primarily in common stock. It may also invest in convertible securities and preferred stock and in foreign securities and American Depository Receipts ("ADRs") of foreign companies that meet the Social Policy. On occasion, deposits with community banks and credit unions may be considered for investment. However, any part of the Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when N&B Management believes that significant adverse market, economic, political or other circumstances require prompt action to avoid losses. In addition, the feeder funds that invest in the Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Fund shares, or shares of another fund that invests in the Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments are selected with a concern for the social impact of each investment. Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with the Social Policy, and at least 65% of its total assets are invested in equity securities.

   The Portfolio may also engage in portfolio management techniques that are not subject to the Social Policy, such as selling short against-the-box, lending securities, and purchasing and selling put and call options on securities and currencies, futures contracts, options on futures contracts, and forward contracts.

          Social Policy

----------------------------------------------------------------------

   Companies deemed acceptable from a financial standpoint are evaluated by N&B Management using a database that Neuberger&Berman has designed to develop and monitor information on companies in various categories of social criteria. N&B Management seeks to invest in issuers that show leadership in the following major areas of social impact: environment and workplace diversity and employment. N&B Management also evaluates investments based on companies' records in other areas of concern: public health, type of products, and corporate citizenship.
   The Portfolio's social orientation is predicated in part on the belief that good corporate citizenship is good business; that is, good policies with respect to such social criteria as employment and environmental practices may often have a positive impact on the company's "bottom line." N&B Management recognizes, however, that many social criteria represent goals rather than achievements and that goals are often difficult to quantify. In each area, N&B Management seeks to elicit and understand management's vision of the company's social role and, in making investment decisions, gives weight to enlightened, progressive policies. The information used by N&B Management in evaluating prospective investments for conformity with the Social Policy is obtained primarily from services that specialize in reporting information from issuers or from agencies that oversee issuers' activities or compliance with laws and regulations. Additionally, the information may come from public interest groups and from N&B Management's discussions with company representatives. N&B Management attempts to assess the objectivity of all information that it receives. However, decisions made by N&B Management inevitably involve some level of subjective judgment.
   The Portfolio seeks to invest in companies that show leadership in addressing environmental problems effectively and in promoting progressive workplace policies, especially as they affect women and minorities. N&B Management seeks to identify companies committed to improving their environmental performance by examining their policies and programs in such areas as energy conservation, pollution reduction and control, waste management, recycling, and careful stewardship of natural resources. In a similar manner, N&B Management seeks to identify companies whose policies and practices recognize the importance of human resources to corporate productivity and the centrality of the work experience to the quality of life of all employees. The Portfolio seeks to invest in companies that demonstrate leadership in such areas as providing and promoting equal opportunity, investing in the training and re-training of workers, promoting a safe working environment, providing family-oriented flexible benefits, and involving workers in job and workflow engineering.

   In making investment decisions, N&B Management takes into account a company's record as a member of the various communities of which it is a part and its commitment to product quality and value. Currently, the Social Policy screens out any company that derives more than (i) 5% of its total annual revenue from manufacturing and selling alcohol and/or tobacco, (ii) 5% of its total annual revenue from sales in or services related to gambling, or (iii) 10% of its total annual revenue from the manufacturing of weapons systems. Additionally, the Portfolio does not invest in any company that derives its total annual revenue primarily from non-consumer sales to the military or that owns or operates one or more nuclear power facilities or is a major supplier of nuclear power services.
   Not every issuer selected by N&B Management will demonstrate leadership in each category of the Social Policy. The social records of most companies are written in shades of gray. For example, a company may have a progressive record in employee relations and community affairs but a poor one on product marketing issues. Another company may have a mixed record within a single area. Finally, it is often difficult to distinguish between a substantive commitment and public relations. This principle works both ways: there are many companies with excellent records on social issues that maintain a low profile for one reason or another. Taking these factors into consideration, N&B Management emphasizes the overall approach that companies take toward the areas of social impact and pays particular attention to progress achieved toward the goals of the Social Policy.
   If securities held by the Portfolio no longer satisfy the Social Policy, the Portfolio will seek to dispose of the securities as soon as reasonably practicable, which may cause the Portfolio to sell the securities at a time not desirable from a purely financial standpoint.

          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------


   Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes such action is advisable. It is anticipated that the annual turnover rate of the Portfolio normally will not exceed 100%.


          Borrowings

----------------------------------------------------------------------

   The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION
   The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.

   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


          Total Return Information

----------------------------------------------------------------------

   You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700.

SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Fund

----------------------------------------------------------------------


   The Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated October 18, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of a series belong only to that series, and the liabilities of a series are borne solely by that series and no other.

    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.
    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolio

----------------------------------------------------------------------

   The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company.

Managers Trust has six separate portfolios. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.

    FUND'S INVESTMENT IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities. This "master/feeder fund" structure is depicted in the "Summary" on page 3.


   The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. The Sister Fund, a series of N&B Equity Funds, and a mutual fund that is a series of Neuberger&Berman Equity Trust ("N&B Equity Trust") each invests all of its net investable assets in the Portfolio. The shares of the series of N&B Equity Funds (but not of N&B Equity Trust) are available for purchase by members of the general public. The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. The Fund does not sell its shares directly to members of the general public. Other investors in the Portfolio (including the series of N&B Equity Funds and N&B Equity Trust) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except the series of N&B Equity Funds and N&B Equity Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in the Portfolio in the future will be available from N&B Management by calling 800-877-9700.

   The trustees of the Trust believe that investment in the Portfolio by the series of N&B Equity Funds or N&B Equity Trust or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
   The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.
    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.
    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

SHAREHOLDER SERVICES

          How to Buy Shares

----------------------------------------------------------------------

   YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH N&B MANAGEMENT. N&B Management and the Fund do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.
   Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of the Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to buy shares.
   Other Information:
   / / An Institution must pay for shares it purchases in U.S. dollars.
   / / The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using an exchange of shares. See "Shareholder Services -- Exchanging Shares."
   / / The Fund will not issue a certificate for your shares.
   / / Some Institutions may charge their clients a fee in connection with purchases of shares of the Fund.

          How to Sell Shares

----------------------------------------------------------------------

   You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to sell shares.

   Other Information:
   / / Redemption  proceeds  will be  paid to  Institutions  as agreed  with N&B
       Management, but in any case within three business days (under unusual circumstances the Fund may take longer, as permitted by law).
   / / The Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
   / / Some Institutions may charge their clients a fee in connection with redemptions of shares of the Fund.

          Exchanging Shares

----------------------------------------------------------------------

   Through an account with an Institution, you may be able to exchange shares of the Fund for shares of another Neuberger&Berman Fund. Each Institution will establish its own exchange policy and procedures. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.
   / / Shares  can be  exchanged ONLY  between accounts  registered in  the same name, address, and taxpayer ID number of the Institution.
   / / An exchange can be made  only into a fund  whose shares are eligible  for sale in the state where the Institution is located.
   / / An exchange may have tax consequences.
   / / The Fund may refuse any exchange orders from any Institution if, for any reason, they are deemed not to be in the best interests of the Fund and its shareholders.
   / / The Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

SHARE PRICES AND NET ASSET VALUE
   The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.
   The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES
   The Fund distributes, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), net realized capital gains, and net realized gains from foreign currency transactions earned or realized by the Portfolio.

          Distribution Options

----------------------------------------------------------------------


    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.

    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

          Taxes

----------------------------------------------------------------------

   The Fund intends to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.
   An investment has certain tax consequences, depending on the type of account in which you invest. IF YOU HAVE AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.
    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before the Fund declares a dividend or other distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares in December should take this into account.
   For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares.
   Every January, the Fund will send each Institution a statement showing the amount of distributions paid (or deemed paid) in the previous year. Information accompanying that statement will show the portion, if any, of those distributions that generally are not taxable in certain states.
    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold.
   When an Institution sells shares it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.
   Each Institution is required annually to send investors in its accounts statements showing distribution and transaction information for the previous year.
   The foregoing is only a summary of some of the important income tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------

   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of the Fund and the Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.

          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load  mutual  funds since  1950. In  addition to  serving the  Portfolio, N&B
Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $15.2 billion as of December 31, 1996.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio.
Neuberger&Berman has advised clients in selecting socially responsive investments since 1990. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolio's principal broker in the purchase and sale of its securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

   Janet Prindle is primarily responsible for the day-to-day management of the Portfolio. Ms. Prindle, a Vice President of N&B Management since November 1993, has been a principal of Neuberger&Berman since 1983. Ms. Prindle is Director of

Socially Responsive Investment Services at Neuberger&Berman and has been researching and developing corporate responsibility criteria as they apply to investments since 1989. She has been managing money using these criteria since 1990. Ms. Prindle has been responsible for the Portfolio since its inception in March 1994.
   Neuberger&Berman acts as the principal broker for the Portfolio in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.
   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.
   To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

          Expenses

----------------------------------------------------------------------


   N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to the Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.40% of the Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to the Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the value of Fund shares held through that Institution. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

   The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Fund and Portfolio, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Fund, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolio, custodial fees for securities.
   See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.

   N&B Management has voluntarily undertaken to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. The Fund's per annum "expense ratio" is the sum of the Fund's Operating Expenses and its pro rata share of the Portfolio's Operating Expenses, divided by the Fund's average daily net assets for the year. N&B Management may terminate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of any reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.


          Transfer Agent

----------------------------------------------------------------------

   The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be addressed to Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

DESCRIPTION OF INVESTMENTS
   In addition to common stocks and other securities referred to in "Investment Program" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.
    ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolio's securities, under general supervision of the trustees of Managers Trust.
    RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Foreign securities that are freely tradable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.
    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Portfolio may invest up to 10% of the value of its total assets in foreign securities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars, such as ADRs) are affected by political and economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid and more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.

    COVERED CALL OPTIONS. The Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.


   The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that use of options is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of the Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain by offsetting favorable price movements in hedged investments; and (4) the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments. Options are considered "derivatives."

    FIXED INCOME SECURITIES. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category
(Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise.
    CONVERTIBLE SECURITIES. The Portfolio may invest up to 20% of its net assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. The Portfolio does not intend to purchase any convertible securities that are not investment grade.

    U.S. GOVERNMENT AND AGENCY SECURITIES. The Portfolio may purchase U.S. Government and Agency Securities. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly, Federal National Mortgage Association), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government Securities are not guaranteed by the Government.

    SHORT SALES AGAINST-THE-BOX. The Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.
    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

OTHER INFORMATION

DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue
2nd Floor
New York, NY 10158-0180


LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

FUNDS ELIGIBLE FOR EXCHANGE
EQUITY TRUST
Neuberger&Berman Focus Trust

Neuberger&Berman Genesis Trust

Neuberger&Berman Guardian Trust

Neuberger&Berman Manhattan Trust

Neuberger&Berman Partners Trust

INCOME TRUST
Neuberger&Berman Ultra Short Bond Trust

Neuberger&Berman Limited
  Maturity Bond Trust


Neuberger&Berman, LLC, Neuberger&Berman Management Inc., and the above-named
  Funds are registered trademarks or service marks of Neuberger&Berman Management Inc.


-C- 1997 Neuberger&Berman Management Inc.

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

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



    Neuberger&Berman Management Inc. -Registered Trademark-

                  605 THIRD AVENUE 2ND FLOOR
                  NEW YORK, NY 10158-0180










             This wrapper is not part of the prospectus.

      Recycle Logo  PRINTED ON RECYCLED PAPER

                                                     NBLSRP390397







           NEUBERGER & BERMAN SOCIALLY RESPONSIVE TRUST AND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATED MARCH 3, 1997



                              A NO-LOAD MUTUAL FUND
              605 THIRD AVENUE, 2ND FLOOR, NEW YORK, NY 10158-0180

       -----------------------------------------------------------------



                  Neuberger & Berman Socially Responsive Trust ("Fund"), a series of Neuberger & Berman Equity Assets ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated March 3, 1997. The Fund invests all of its net investable assets in Neuberger & Berman Socially Responsive Portfolio ("Portfolio").


                  AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

                  The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

                  This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                  No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS


INVESTMENT INFORMATION.......................................................1
         Investment Policies and Limitations.................................1
         Janet W. Prindle, Portfolio Manager of the
                  Portfolio..................................................5
         Background Information on Socially Responsive
                  Investing..................................................7
         The Socially Responsive Database....................................8
         Implementation of Social Policy....................................10
         Additional Investment Information..................................11

PERFORMANCE INFORMATION.....................................................25
         Total Return Computations..........................................25
         Comparative Information............................................25
         Other Performance Information......................................26

CERTAIN RISK CONSIDERATIONS.................................................27

TRUSTEES AND OFFICERS.......................................................27

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................34
         Investment Manager and Administrator...............................34
         Sub-Adviser........................................................36
         Investment Companies Managed.......................................37
         Management and Control of N&B Management...........................39

DISTRIBUTION ARRANGEMENTS...................................................40

ADDITIONAL EXCHANGE INFORMATION.............................................40


ADDITIONAL REDEMPTION INFORMATION...........................................43
         Suspension of Redemptions..........................................43
         Redemptions in Kind................................................43

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................43

ADDITIONAL TAX INFORMATION..................................................44
         Taxation of the Fund...............................................44
         Taxation of the Portfolio..........................................45
         Taxation of the Fund's Shareholders................................48

PORTFOLIO TRANSACTIONS......................................................48
         Portfolio Turnover.................................................52

REPORTS TO SHAREHOLDERS.....................................................53

CUSTODIAN AND TRANSFER AGENT................................................53

INDEPENDENT ACCOUNTANTS.....................................................53

LEGAL COUNSEL...............................................................53

REGISTRATION STATEMENT......................................................53

FINANCIAL STATEMENTS........................................................54

Appendix A..................................................................55
         RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER....................55

Appendix B..................................................................58
         THE ART OF INVESTMENT: A CONVERSATION WITH ROY
                  NEUBERGER.................................................58

                             INVESTMENT INFORMATION

                  The Fund is a separate series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management are together referred to below as the "Trusts.")

                  The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

                  The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

                  All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

                  Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

                  The   Portfolio's    fundamental   investment   policies   and
limitations are as follows:

                  1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                  2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

                  3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

                  4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                  6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

                  7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

                  8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                  The  Portfolio's   non-fundamental   investment  policies  and
limitations are as follows:

                  1. BORROWING. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

                  2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

                  3. INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                  4. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                  5. SHORT SALES. The Portfolio may not sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

                  6. OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND TRUSTEES. The Portfolio may not purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                  7.  UNSEASONED  ISSUERS.  The  Portfolio  may not purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.

                  8. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                  9. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

                  10. OIL AND GAS PROGRAMS. The Portfolio may not invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but the Portfolio may purchase securities of companies that own interests in any of the foregoing.

                  11. REAL ESTATE. The Portfolio may not invest in partnership or similar interests in real estate limited partnerships.

                  12. WARRANTS. The Portfolio does not intend to invest in warrants (but may hold warrants obtained in units or attached to securities).

JANET W. PRINDLE, PORTFOLIO MANAGER OF THE PORTFOLIO

                  How does Janet Prindle manage the Portfolio? "We select securities through a two-phase detection process. The first is financial. We analyze a universe of companies according to N&B Management's value-oriented philosophy and look for stocks which are undervalued for any number of reasons. We focus on financial fundamentals including balance sheet ratios and cash flow analysis, and we meet with company management in an effort to understand how those unrecognized values might be realized in the market.


                  "The second part of the process is social screening. Our social research is based on the same kind of philosophy that governs our financial approach: we believe that first-hand knowledge and experience are our most important tools. Utilizing a database, we do careful, in-depth tracking, and we analyze a large number of companies on some eighty issues in six broad social categories. We use a wide variety of sources to determine company practices and policies in these areas, and we analyze performance in light of our knowledge of the issues and of the best practices in each industry.


                  "We understand that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, we place value on such indicators as management commitment, progress, direction, and industry leadership."

AN INTERVIEW WITH JANET PRINDLE

                  Q: First things first. How do you begin your stock selection process?

                  A: Our first question is always: On financial grounds alone, is a company a smart investment? For a company's stock to meet our financial test, it must pass a number of hurdles.

                  We look for bargains, just like the portfolio managers of the other portfolios managed by N&B Management. More specifically, we search for companies that we believe have terrific products, excellent customer service, and solid balance sheets -- but because they may have missed quarterly earnings expectations by a few pennies, because their sectors are currently out of favor, because Wall Street overreacted to a temporary setback, or because the company's merits aren't widely known, their stocks are selling at a discount.

                  While we look at the stock's fundamentals carefully, that's not all we examine. We meet an awful lot of CEOs and CFOs. Top officers of over 400 companies visit Neuberger & Berman each year, and I'm also frequently on the road visiting dozens of corporations. From the Fund's inception, we've met with representatives of every company we own.

                  When I'm face to face with a CEO, I'm searching for answers to two crucial questions: "Does the company have a vision of where it wants to go?" and "Can the management team make it happen?" I've analyzed companies for over three decades, and I always look for companies that have both clear strategies and management talent.

                  Q: When you evaluate a company's balance sheet, what matters the most to you?

                  A: Definitely a company's "free cash flow." Compare it to your household's discretionary income -- the money you have left over each month after you pay off your monthly debt and other expenses. With ample free cash flow, a company can do any number of things. It can buy back its stock. Make important acquisitions. Expand its research and development spending. Or increase its dividend payments.

                  When a company generates lots of excess cash flow, it has growth capital at its disposal. It can invest for higher profits down the line and improve shareholder value. Determining exactly HOW a company intends to spend its excess cash is an entirely different matter -- and that's where the information learned in our company meetings comes in. Still, you've got to have the extra cash in the first place. Which is why we pay so much attention to it.

                  Q: So you take a hard look at a company's balance sheet and its management. After a company passes your financial test, what do you do next?

                  A: After we're convinced of a company's merits on financial grounds alone, we review its record as a corporate citizen. In particular, we look for evidence of leadership in three key areas: concern for the environment, workplace diversity, and enlightened employment practices.

                  It should be clear that our social screening always takes place after we search far and wide for what we believe are the best investment opportunities available. This is a crucial point, and I'll use an analogy to explain it. Let's assume you're looking to fill a vital position in your company. What you'd pay attention to first is the candidate's competence: Can he or she do the job ? So after interviewing a number of candidates, you'd narrow your list to those that are highly qualified. To choose from this smaller group, you might look at the candidate's personality: Can he or she get along with everyone in your group?

                  Obviously, you wouldn't hire an unqualified person simply because he or she is likable. What you'd probably do is give the job to a highly qualified person who is ALSO compatible with your group.

                  Now, let's turn to the companies that do make our financial cuts. How do we decide whether they meet our social criteria? Once again, our regular meetings with CEOs are key. We look for top management's support of programs that put more women and minorities in the pipeline to be future officers and board members; that minimize emissions, reduce waste, conserve energy, and protect natural resources; and that enable employees to balance work and family life with benefits such as flextime and generous maternal AND paternal leave.

                  We realize that companies are not all good or all bad. Instead of looking for ethical perfection, we analyze how a company responds to troublesome problems. If a company is cited for breaking a pollution law, we evaluate its reaction. We also ask: Is it the first time? Do its top executives have a plan for making sure it doesn't happen again -- and how committed are they?

                  If we're satisfied with the answers, a company makes it into our portfolio. When all is said and done, we invest in companies that have diverse work forces, strong CEOs, tough environmental standards, AND terrific balance sheets. In our judgment, financially strong companies that are also good corporate citizens are more likely to enjoy a competitive advantage. These days, more and more people won't buy a product unless they know it's environmentally friendly. In a similar vein, companies that treat their workers well may be more productive and profitable.

                  Q:       Why have investors been attracted to the Fund?

                  A: Our shareholders are looking to invest for the future in more ways than one. While they care deeply about their own financial futures, they're equally passionate about the world they leave to later generations. They want to be able to meet their college bills and leave a world where the air is a little cleaner and where the doors to the executive suite are a little more open.

BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

                  In  an  era  when  many   people  are   concerned   about  the
relationship between business and society, socially responsive investing ("SRI")



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



is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

                  Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

                  AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

                  LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

                  The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

THE SOCIALLY RESPONSIVE DATABASE

                  Neuberger & Berman, LLC ("Neuberger & Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. N&B Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger & Berman in many categories and then analyzed by N&B Management in the following six categories of corporate responsibility:

                  WORKPLACE DIVERSITY AND EMPLOYMENT. N&B Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. N&B Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, N&B Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. N&B Management also monitors companies' progress and attitudes toward these issues.

                  ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, N&B Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, N&B Management examines their problems in terms of severity, frequency, and elapsed time. N&B Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. N&B Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. N&B Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

                  PRODUCT. N&B Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. N&B Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly.

N&B Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

                  PUBLIC HEALTH. N&B Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. N&B Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

                  WEAPONS. N&B Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

                  CORPORATE CITIZENSHIP. N&B Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. N&B Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

IMPLEMENTATION OF SOCIAL POLICY

                  Companies deemed acceptable by N&B Management from a financial standpoint are analyzed using Neuberger & Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

                  The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend upon Neuberger & Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at N&B Management who interpret the information.

                  In applying the information in the database to stock selection for the Portfolio, N&B Management considers several factors. N&B Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. N&B Management also takes into account any remedial action which has been taken by the company relating to these infractions. N&B Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

ADDITIONAL INVESTMENT INFORMATION

                  The Portfolio may make the following investments, among others. It may not buy all of the types of securities or use all of the investment techniques that are described.

                  REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date.
Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

                  SECURITIES LOANS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

                  RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


                  Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

                  REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

                  FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

                  The  Portfolio  also may  invest  in  equity,  debt,  or other income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

                  Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

                  Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

                  Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

                  In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

                  FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in futures or options on futures for speculation. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

                  A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

                  U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

                  Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month.

                  "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily net asset value ("NAV"), the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written. If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

                  An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

                  Although the Portfolio believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.


                  Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

                  PUT AND CALL OPTIONS. The Portfolio may write and purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs. The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

                  The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

                  When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

                  When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. The Portfolio intends to write only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price, thereby giving up any additional gain on the security.

                  When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option in order to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

                  The  writing  of  covered  call  options  is  a   conservative
investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do) but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

                  The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

                  Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

                  The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

                  The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last sales price on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the closing bid and asked prices.

                  Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

                  The  Portfolio  will  realize  a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

                  The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

                  From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

                  FORWARD FOREIGN CURRENCY CONTRACTS. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by it. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


                  N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.

                  OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies, in amounts not exceeding 5% of its net assets. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.


                  REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


                  In addition, (1) the aggregate premiums paid by the Portfolio on all options (both exchange-traded and OTC) held by it at any time may not exceed 20% of its net assets, and (2) the aggregate margin deposits required on all exchange-traded futures contracts and related options held by the Portfolio at any time may not exceed 5% of its total assets. The Portfolio does not currently intend to purchase puts, calls, straddles, spreads, or any combination thereof if, by reason of such purchase, the value of its aggregate investment in such instruments will exceed 5% of its total assets.

                  COVER FOR HEDGING INSTRUMENTS.  The Portfolio will comply with
SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.


                  GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolio are generally considered "derivatives." There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.


                  The Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

                  FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard

& Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities").

                  The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

                  Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities.

                  COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality.

                  The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

                  ZERO COUPON SECURITIES. The Portfolio may invest up to 5% of its net assets in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

                  The discount on zero coupon securities ("original issue discount") is taken into account ratably by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's original issue discount) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

                  The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturity and credit quality.

                  CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yields on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.

                  The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objective.

                  PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

                             PERFORMANCE INFORMATION

                  The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

                  The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                           P(1+T)n[SUPERSCRIPT] = ERV

                  Average   annual   total  return   smooths  out   year-to-year
variations in performance and, in that respect, differs from actual year-to-year results.

COMPARATIVE INFORMATION

                  From time to time the Fund's performance may be compared with:

                  (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

                           (2) recognized stock and other indices, such as the S&P "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"),
         Wilshire 1750 Index, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $40 million to $2.3 billion, with an average of $451 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $1.6 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.


                  The Fund's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

                  Evaluations of the Fund's performance, its total return and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

                  From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information may include the Portfolio's portfolio diversification by asset type or by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

                  Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                  From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Fund's Advertisements. This philosophy is described in further detail in "The Art of
Investing:  A Conversation  with Roy Neuberger,"  attached as Appendix B to this
SAI.

                           CERTAIN RISK CONSIDERATIONS

                  Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

                  The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.


Name, Age and                           Positions Held
Address (1)                             With The Trusts                 Principal Occupation(s)(2)
-----------                             ---------------                 --------------------------

Faith Colish (61)                       Trustee of each                 Attorney at Law, Faith
63 Wall Street                          Trust                           Colish, A Professional
24th Floor                                                              Corporation.
New York, NY  10005

Donald M. Cox (74)                      Trustee of each                 Retired.  Formerly Senior
435 East 52nd                           Trust                           Vice President and
Street                                                                  Director of Exxon
New York, NY  10022                                                     Corporation; Director of
                                                                        Emigrant Savings Bank.




Name, Age and                           Positions Held
Address (1)                             With The Trusts                 Principal Occupation(s)(2)
-----------                             ---------------                 --------------------------

Stanley Egener*                         Chairman of the                 Principal of Neuberger &
(62)                                    Board, Chief                    Berman;  President  and
                                        Executive                       Director  of   N&B
                                        Officer, and                    Management;  Chairman  of
                                        Trustee of each                 the Board, Chief Executive
                                        Trust                           Officer, and Trustee of
                                                                        eight other  mutual funds
                                                                        for which N&B  Management
                                                                        acts  as  investment
                                                                        manager or administrator.

Alan R. Gruber (69)                     Trustee of each                 Chairman of the Executive
Orion Capital                           Trust                           and Investment Committees
Corporation                                                             of      Orion     Capital
600 Fifth Avenue                                                        Corporation (property and
24th Floor                                                              casualty insurance) since
New York, NY  10020                                                     1997; prior thereto,
                                                                        Chairman   and    Chief
                                                                        Executive  Officer   of
                                                                        Orion     Capital
                                                                        Corporation;  Director of
                                                                        Trenwick  Group,  Inc.
                                                                        (property   and  casualty
                                                                        reinsurance); Chairman of
                                                                        the Board and Director of
                                                                        Guaranty  National
                                                                        Corporation (property and
                                                                        casualty  insurance);
                                                                        formerly Director   of
                                                                        Ketema, Inc. (diversified
                                                                        manufacturer).

Howard A. Mileaf                        Trustee of each                 Vice President and Special
(60)                                    Trust                           Counsel to WHX Corporation
WHX Corporation                                                         (holding company) since
110 East 59th                                                           1992;      formerly  Vice
Street                                                                  President  and    General
30th Floor                                                              Counsel    of   Keene
New York, NY  10022                                                     Corporation (manufacturer
                                                                        of industrial  products);
                                                                        Director   of  Kevlin
                                                                        Corporation (manufacturer
                                                                        of  microwave  and  other
                                                                        products).

Edward I. O'Brien*                      Trustee of each                 Until 1993, President of
(68)                                    Trust                           the Securities Industry
12 Woods Lane                                                           Association     ("SIA")
Scarsdale, NY                                                           (securities   industry's
10583                                                                   representative    in
                                                                        government  relations and
                                                                        regulatory matters at the
                                                                        federal   and   state
                                                                        levels);  until  November
                                                                        1993,  employee of  the
                                                                        SIA;  Director  of  Legg
                                                                        Mason, Inc.




Name, Age and                           Positions Held
Address (1)                             With The Trusts                 Principal Occupation(s)(2)
-----------                             ---------------                 --------------------------
John T. Patterson,                      Trustee of each                 Retired.  Formerly
Jr. (68)                                Trust                           President of SOBRO (South
183 Ledge Drive                                                         Bronx Overall Economic
Torrington, CT                                                          Development Corporation).
06790

John P. Rosenthal                       Trustee of each                 Senior Vice President of
(64)                                    Trust                           Burnham Securities Inc. (a
Burnham Securities                                                      registered broker-dealer)
Inc.                                                                    since 1991; formerly
Burnham Asset                                                           Partner of Silberberg,
Management Corp.                                                        Rosenthal & Co. (member of
1325 Avenue of the                                                      National Association of
Americas                                                                Securities Dealers, Inc.);
17th Floor                                                              Director, Cancer Treatment
New York, NY  10019                                                     Holdings, Inc.

Cornelius T. Ryan                       Trustee of each                 General Partner of Oxford
(65)                                    Trust                           Partners    and   Oxford
Oxford Bioscience                                                       Bioscience    Partners
Partners                                                                (venture        capital
315 Post Road West                                                      partnerships)      and
Westport, CT  06880                                                     President    of   Oxford
                                                                        Venture      Corporation;
                                                                        Director of Capital  Cash
                                                                        Management  Trust (money
                                                                        market  fund)  and  Prime
                                                                        Cash Fund.





Name, Age and                           Positions Held
Address (1)                             With The Trusts                 Principal Occupation(s)(2)
-----------                             ---------------                 --------------------------

Gustave H. Shubert                      Trustee of each                 Senior Fellow/Corporate
(68)                                    Trust                           Advisor  and    Advisory
13838 Sunset                                                            Trustee  of Rand (a non-
Boulevard                                                               profit  public  interest
Pacific Palisades,                                                      research     institution)
CA  90272                                                               since  1989;   Honorary
                                                                        Member  of the  Board  of
                                                                        Overseers      of     the
                                                                        Institute    for    Civil
                                                                        Justice,    the    Policy
                                                                        Advisory Committee of the
                                                                        Clinical Scholars Program
                                                                        at  the   University   of
                                                                        California,  the American
                                                                        Association   for    the
                                                                        Advancement  of  Science,
                                                                        the  Counsel on Foreign
                                                                        Relations,    and   the
                                                                        Institute for  Strategic
                                                                        Studies (London); advisor
                                                                        to the Program Evaluation
                                                                        and Methodology  Division
                                                                        of   the   U.S.   General
                                                                        Accounting     Office;
                                                                        formerly   Senior   Vice
                                                                        President  and Trustee of
                                                                        Rand.

Lawrence Zicklin*                       President and                   Principal of Neuberger &
(60)                                    Trustee of each                 Berman; Director of N&B
                                        Trust
                                                                        Management;     President
                                                                        and/or  Trustee  of  five
                                                                        other  mutual funds for
                                                                        which N&B Management acts
                                                                        as investment  manager or
                                                                        administrator.

Daniel J. Sullivan                      Vice President                  Senior Vice President of
(57)                                    of each Trust                   N&B Management since 1992;
                                                                        prior    thereto,    Vice
                                                                        President    of     N&B
                                                                        Management;     Vice
                                                                        President  of eight other
                                                                        mutual  funds for which
                                                                        N&B  Management  acts  as
                                                                        investment   manager   or
                                                                        administrator.





Name, Age and                           Positions Held
Address (1)                             With The Trusts                 Principal Occupation(s)(2)
-----------                             ---------------                 --------------------------
Michael J. Weiner                       Vice President                  Senior Vice President of
(50)                                    and Principal                   N&B Management since 1992;
                                        Financial                       Treasurer of N&B
                                        Officer of each                 Management from 1992 to
                                        Trust                           1996; prior thereto, Vice
                                                                        President and Treasurer of
                                                                        N&B Management and
                                                                        Treasurer of certain
                                                                        mutual funds for which N&B
                                                                        Management acted as
                                                                        investment adviser; Vice
                                                                        President and Principal
                                                                        Financial Officer of eight
                                                                        other mutual funds for
                                                                        which N&B Management acts
                                                                        as investment manager or
                                                                        administrator.

Claudia A. Brandon                      Secretary of                    Vice President of N&B
(40)                                    each Trust                      Management; Secretary of
                                                                        eight other mutual funds
                                                                        for which N&B  Management
                                                                        acts  as   investment
                                                                        manager or administrator.

Richard Russell                         Treasurer and                   Vice President of N&B
(50)                                    Principal                       Management since 1993;
                                        Accounting                      prior thereto, Assistant
                                        Officer of each                 Vice President of N&B
                                        Trust                           Management; Treasurer and

                                                                        Principal   Accounting
                                                                        Officer  of  eight  other
                                                                        mutual  funds for  which
                                                                        N&B  Management  acts  as
                                                                        investment   manager   or
                                                                        administrator.

Stacy Cooper-                           Assistant                       Assistant Vice President
Shugrue (34)                            Secretary of                    of N&B Management since
                                        each Trust                      1993;   prior  thereto,
                                                                        employee   of   N&B
                                                                        Management; Assistant
                                                                        Secretary of eight other
                                                                        mutual funds for which N&B
                                                                        Management acts as
                                                                        investment manager or
                                                                        administrator.




Name, Age and                           Positions Held
Address (1)                             With The Trusts                 Principal Occupation(s)(2)
-----------                             ---------------                 --------------------------

C. Carl Randolph                        Assistant                       Principal of Neuberger &
(59)                                    Secretary of                    Berman since 1992; prior
                                        each Trust                      thereto, employee of
                                                                        Neuberger & Berman;
                                                                        Assistant Secretary of
                                                                        eight other mutual funds
                                                                        for which N&B Management
                                                                        acts as investment manager
                                                                        or administrator.

Barbara DiGiorgio                       Assistant                       Assistant Vice President
(37)                                    Treasurer of                    of N&B Management since
                                        each Trust                      1993; prior thereto,
                                                                        employee of N&B
                                                                        Management; Assistant
                                                                        Treasurer since 1996 of
                                                                        eight other mutual funds
                                                                        for which N&B Management
                                                                        acts as investment manager
                                                                        or administrator.

Celeste Wischerth                       Assistant                       Assistant Vice President
(36)                                    Treasurer of                    of N&B Management since
                                        each Trust                      1994; prior thereto,
                                                                        employee of N&B
                                                                        Management; Assistant
                                                                        Treasurer since 1996 of
                                                                        eight other mutual funds
                                                                        for which N&B Management
                                                                        acts as investment manager
                                                                        or administrator.



--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.

                  The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

                  The following table sets forth information concerning the compensation of the trustees of the Trust. None of the Neuberger & Berman Funds[REGISTERED TRADEMARK] has any retirement plan for its trustees or officers.


                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/96


                                                             Total Compensation
                                 Aggregate                   from Trusts in the
                                Compensation                 Neuberger & Berman
Name and Position with           from the                     Fund Complex Paid
The Trust                         Trust                          To Trustees
----------------------           ---------                    -----------------

Faith Colish                        $0                              $38,500
Trustee                                              (5 other investment
                                                     companies)

Donald M. Cox                       $0                              $31,000
Trustee                                              (3 other investment
                                                     companies)

Stanley Egener                      $0                                $0
Chairman of the Board,                               (9 other investment
Chief Executive Officer,                             companies)
and Trustee

Alan R. Gruber                      $0                              $28,000
Trustee                                              (3 other investment
                                                     companies)

Howard A. Mileaf                    $0                              $37,000
Trustee                                              (4 other investment
                                                     companies)

Edward I. O'Brien                   $0                              $31,500
Trustee                                              (3 other investment
                                                     companies)

John T. Patterson, Jr.              $0                              $40,500
Trustee                                              (4 other investment
                                                     companies)

John P. Rosenthal                   $0                              $36,500
Trustee                                              (4 other investment
                                                     companies)

Cornelius T. Ryan                   $0                              $30,500
Trustee                                              (3 other investment
                                                     companies)

Gustave H. Shubert                  $0                              $30,500
Trustee                                              (3 other investment
                                                     companies)

Lawrence Zicklin                    $0                                $0
President and Trustee                                (5 other investment
                                                     companies)



                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

                  Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Management Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.

                  The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to pay a material amount of such compensation.

                  N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


                  N&B Management provides similar facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Fund pursuant to an administration agreement with the Trust, dated November 1, 1994, as amended August 2, 1996 ("Administration Agreement"). For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Fund.


                  The Management Agreement continues with respect to the Portfolio until August 2, 1997. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the Fund until August 2, 1997. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

                  The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.


SUB-ADVISER

                  N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on October 20, 1993 and became subject to it on March 14, 1994.

                  The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


                  The Sub-Advisory Agreement continues with respect to the Portfolio until August 2, 1997, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

                  Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED



                  N&B Management currently serves as investment manager of the following investment companies. As of December 31, 1996, these companies, along with one other investment company advised by Neuberger & Berman, had aggregate net assets of approximately $15.2 billion, as shown in the following list:




                                                                                            Approximate
                                                                                           Net Assets at
NAME                                                                                     DECEMBER 31, 1996



Neuberger & Berman Cash Reserves Portfolio...................................................$499,989,187
      (investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio................................................$402,843,399
      (investment portfolio for Neuberger & Berman Government Money
      Fund)

Neuberger & Berman Limited Maturity Bond Portfolio...........................................$272,342,178
      (investment portfolio for Neuberger & Berman Limited Maturity
      Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

Neuberger & Berman Ultra Short Bond Portfolio.................................................$89,819,435
      (investment portfolio for Neuberger & Berman Ultra Short Bond
      Fund and Neuberger & Berman Ultra Short Bond Trust)

Neuberger & Berman Municipal Money Portfolio.................................................$135,494,410
      (investment portfolio for Neuberger & Berman Municipal Money
      Fund)

Neuberger & Berman Municipal Securities Portfolio.............................................$38,634,808
      (investment portfolio for Neuberger & Berman Municipal
      Securities Trust)



                                                                                            Approximate
                                                                                           Net Assets at
NAME                                                                                     DECEMBER 31, 1996



Neuberger & Berman New York Insured Intermediate Portfolio.......................................$9,877,137
      (investment portfolio for Neuberger & Berman New York Insured
      Intermediate Fund)

Neuberger & Berman Focus Portfolio...........................................................$1,260,252,029
      (investment portfolio for Neuberger & Berman Focus Fund,
      Neuberger & Berman Focus Trust, and Neuberger & Berman Focus
      Assets)

Neuberger & Berman Genesis Portfolio...........................................................$398,343,946
      (investment portfolio for Neuberger & Berman Genesis Fund,
      Neuberger & Berman Genesis Trust, and Neuberger & Berman
      Genesis Assets)

Neuberger & Berman Guardian Portfolio........................................................$7,071,702,448
      (investment portfolio for Neuberger & Berman Guardian Fund,
      Neuberger & Berman Guardian Trust, and Neuberger & Berman
      Guardian Assets)

Neuberger & Berman International Portfolio......................................................$73,377,704
      (investment portfolio for Neuberger & Berman International
      Fund)

Neuberger & Berman Manhattan Portfolio.........................................................$574,606,109
      (investment portfolio for Neuberger & Berman Manhattan Fund,
      Neuberger & Berman Manhattan Trust, and Neuberger & Berman
      Manhattan Assets)

Neuberger & Berman Partners Portfolio........................................................$2,405,865,742
      (investment portfolio for Neuberger & Berman Partners Fund,
      Neuberger & Berman Partners Trust, and Neuberger & Berman
      Partners Assets)

Neuberger & Berman Socially Responsive Portfolio...............................................$188,366,394
      (investment portfolio for Neuberger & Berman Socially
      Responsive Fund, Neuberger & Berman NYCDC Socially Responsive
      Trust, and Neuberger & Berman Socially Responsive Trust)

Advisers Managers Trust (six series).........................................................$1,695,378,078


                  In addition, Neuberger & Berman serves as investment adviser to one investment company, Plan Investment Fund, with assets of $70,276,858 at December 31, 1996.


                  The investment decisions concerning the Portfolio and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

                  There may be occasions when the Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

                  The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolio, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT


                  The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent
C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Giuliano, Lainoff, Zicklin, Sundman, Goldstein, Kassen, Simons, Gendelman, and Risen and Mmes. Prindle and Vale are principals of Neuberger & Berman.


                  Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

                  All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.

                            DISTRIBUTION ARRANGEMENTS

                  N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.





                  From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.


                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's out standing shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                         ADDITIONAL EXCHANGE INFORMATION

                  As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of the Fund for shares of one or more of the equity and income funds that are briefly described below.

EQUITY FUNDS
------------

Neuberger & Berman                 Seeks long-term capital  appreciation through
Focus Trust                        investments   principally  in  common  stocks
                                   selected  from  13  multi-industry   economic
                                   sectors. The corresponding portfolio uses a value-oriented approach to select individual securities and then focuses its investments in the sectors in which the undervalued stocks are clustered. Through this approach, 90% or more of the portfolio's investments are normally made in not more than six sectors.


Neuberger & Berman                 Seeks capital  appreciation  through  invest-
Genesis Trust                      ments primarily in common stocks of companies
                                   with small market  capitalizations  (i.e., up
                                   to $1.5  billion at the time of  investment).
                                   The  corresponding  portfolio  uses a  value-
                                   oriented   approach  to  the   selection   of
                                   individual securities.


Neuberger & Berman                 Seeks    capital     appreciation     through
Guardian Trust                     investments  primarily  in  common  stocks of
                                   long-established, high-quality companies that
                                   N&B Management believes are well-managed. The
                                   corresponding portfolio uses a value-oriented
                                   approach  to  the   selection  of  individual
                                   securities.  Current  income  is a  secondary
                                   objective.   The   sister   fund   (and   its
                                   predecessor)  have paid its  shareholders  an
                                   income dividend every quarter,  and a capital
                                   gain  distribution   every  year,  since  its
                                   inception in 1950,  although this past record
                                   does  not  necessarily   predict  the  fund's
                                   future practices.

Neuberger & Berman                 Seeks capital appreciation, without regard to
Manhattan Trust                    income,   through  investments  generally  in
                                   securities  of  small-,  medium-  and  large-
                                   capitalization  companies that N&B Management
                                   believes  have  the  maximum   potential  for
                                   increasing   total  NAV.  The   corresponding
                                   portfolio's  "growth at a  reasonable  price"
                                   investment  approach  involves  greater risks
                                   and share price volatility than programs that
                                   invest   in   securities    thought   to   be
                                   undervalued.

Neuberger & Berman                 Seeks  capital  growth  through an investment
Partners Trust                     approach that is designed to increase capital
                                   with reasonable risk. Its investment  program
                                   seeks  securities  believed to be undervalued
                                   based on  strong  fundamentals  such as a low
                                   price-to-earnings  ratio,  consistent  cash
                                   flow, and the company's  track record through
                                   all   parts   of  the   market   cycle.   The
                                   corresponding   portfolio   uses  the  value-
                                   oriented investment approach to the selection of individual securities.

INCOME FUNDS

Neuberger & Berman                 Seeks  current  income with  minimal  risk to
Ultra Short Bond                   principal and  liquidity.  The  corresponding
Trust                              portfolio  invests  in money  market  instru-
                                   ments and investment grade debt securities of
                                   government   and   non-government    issuers.
                                   Maximum average duration of two years.

Neuberger & Berman                  Seeks the highest current income consistent
Limited Maturity                    with low risk to principal and liquidity
Bond Trust                          and, secondarily, total return.  The
                                    corresponding  portfolio  invests in debt
                                    securities,  primarily  investment grade;
                                    maximum 10% below  investment  grade, but
                                    no lower than B.*/  Maximum average duration
                                    of four years.
_______________________

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by N&B Management to be of comparable quality.

                  The Fund and any of the Equity or Income Funds may terminate or modify its exchange privilege in the future.

                  Fund shareholders who are considering exchanging shares into any of the funds listed above should note that (1) the Income Funds are series of a Delaware business trust (named "Neuberger & Berman Income Trust") that is registered with the SEC as an open-end management investment company, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger & Berman Equity Trust") that is registered with the SEC as an open-end management investment company, (3) each such fund invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

                  Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Income Funds share a prospectus and the Equity Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

                  The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

                  The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus.

If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

                  The Fund distributes to its shareholders amounts equal to substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

                  The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

                  Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

                  In order to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- Hedging Instruments (other than those on foreign currencies), or foreign currencies (or Hedging Instruments thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

                  Certain funds that invest in portfolios managed by N&B Management have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

                  The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

                  See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

                  Certain portfolios managed by N&B Management, including the other portfolios of Managers Trust, have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Portfolio, N&B Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

                  Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

                  Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

                  Dividends and interest received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

                  The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to the Plan. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to the Plan.

                  If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

                  Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

                  The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement. However, income from the disposition by the Portfolio of Hedging Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for the Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation for the Fund if they are held for less than three months.

                  If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to satisfy those requirements to enable the Fund to qualify for this treatment for hedging transactions. To the extent the Portfolio does not do so, it may be forced to defer the closing out of certain Hedging Instruments or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

                  Exchange-traded futures contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) at the end of the Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of
Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.


                  The Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months.
Because of the Short-Short Limitation, any such gains would reduce the Portfolio's ability to sell other securities, or certain Hedging Instruments or foreign currency positions, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

TAXATION OF THE FUND'S SHAREHOLDERS


                  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS

                  Neuberger & Berman acts as the Portfolio's principal broker in the purchase and sale of its portfolio securities and in connection with the purchase and sale of options on its securities.


                  During the period from March 14, 1994 (commencement of operations) through August 31, 1994, and the fiscal years ended August 31, 1995 and 1996, the Portfolio paid brokerage commissions of $46,374, $138,378, and $208,834, respectively, of which $46,050, $95,964, and $124,879 respectively, were paid to Neuberger & Berman. Transactions in which the Portfolio used Neuberger & Berman as broker comprised 59.67% of the aggregate dollar amount of transactions involving the payment of commissions, and 59.80% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1996. 90.09% of the $83,955 paid to other brokers by the Portfolio during that fiscal year (representing commissions on transactions involving approximately $38,877,483) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1996, the Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): None; at that date, the Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: None.


                  Portfolio  securities  are,  from time to time,  loaned by the
Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by the Portfolio to Neuberger & Berman must be fully secured by cash collateral. The portion of the income on cash collateral which may be shared with Neuberger & Berman is determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to re-lend them to others, Neuberger & Berman is required to pay the Portfolio, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the

Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.

                  During the fiscal years ended August 31, 1996 and 1995, and the period March 14, 1994 (commencement of operations) to August 31, 1994, the Portfolio earned no interest income from the collateralization of securities loans.

                  The Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

                  A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

                  In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of the broker), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

                  The use of Neuberger & Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and N&B Management have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman has agreed to comply with the reporting requirements of Section 11(a).


                  Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions to be paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable  as  those  charged  by  other  brokers  having  comparable  execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interest to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio, unless an appropriate exemption is available.

                  A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.


                  To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders simultaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.


                  The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.


                  A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of the Portfolio and/or Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


                  The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the
Portfolio by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B

Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

                  Janet Prindle, a Vice President of N&B Management and a principal of Neuberger & Berman, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. She has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.

PORTFOLIO TURNOVER

                  The Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.


                  The portfolio turnover rates for the Portfolio for the years ended August 31, 1995 and 1996 were 58% and 53%, respectively. The average commission rate paid by the Portfolio during the year ended August 31, 1996 was $0.0587.



                             REPORTS TO SHAREHOLDERS

                  Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent accountants for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                          CUSTODIAN AND TRANSFER AGENT


                  The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for their securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York,
NY 10158-0180. In addition, State Street serves as transfer agent for the Portfolio.


                             INDEPENDENT ACCOUNTANTS

                  The Fund and Portfolio have selected Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                  LEGAL COUNSEL

                  The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.


                             REGISTRATION STATEMENT

                  This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

                  Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS


                  An audited statement of assets and liabilities for the Fund and notes thereto for the fiscal year ended August 31, 1996, and the report of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited statement appear on the following pages.

                  The following financial statements and related documents are incorporated herein by reference from the Annual Report to Shareholders of Neuberger & Berman Equity Funds:

         The audited financial statements of the Portfolio and notes thereto for the fiscal year ended August 31, 1996 and the report of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements.

                   NEUBERGER&BERMAN SOCIALLY RESPONSIVE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                              AUGUST 31, 1996

ASSETS:
    Cash                                                               $100,000
    Deferred organization costs (Note 1)                                113,724
                                                                       --------
    Total assets                                                        213,724
                                                                       --------
LIABILITIES:
    Accrued organization costs (Note 1)                                 113,724
                                                                       --------
NET ASSETS                                                             $100,000
                                                                       ========

Shares Outstanding ($.001 par
    value:  unlimited shares of
    beneficial interest authorized)                                      10,000
                                                                       ========

Net Asset Value, offering and
    redemption price per share
    ($100,000 divided by 10,000 shares outstanding)                    $  10.00
                                                                       ========


    The accompanying notes are an integral part of this statement.

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

    NOTE 1 - Significant Accounting Policies:

     (a) General: Neuberger&Berman Equity Assets (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust was established as a Delaware business trust organized pursuant to a Trust Instrument dated October 18, 1993. Neuberger&Berman Socially Responsive Trust (the "Fund") is a separate series of the Trust. The Trust has four other operating series. The Fund will invest all of its investable assets in a corresponding Portfolio of Equity Managers Trust which is registered under the 1940 Act as a diversified, open-end management investment company. As of August 31, 1996, the Fund had no operations other than organizational matters and the issuance and sale of initial shares to Neuberger&Berman Management Incorporated ("Management") on October 26, 1994.

     (b) Organizational Expenses: Costs incurred by the Trust in connection with its organization and the initial offering of its shares have been deferred and will be amortized on a straight-line basis from the date upon which the Trust will commence its investment activities, over a period of five years. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization and registration expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemptions. The accrued organization expenses are payable to Management, the administrator and distributor of the shares of the Fund.

     (c) Federal Income Taxes: The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, and intends to qualify as a regulated investment company and to make requisite distributions of income to its shareholders that will be sufficient to relieve it from substantially all federal income taxes.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Neuberger & Berman Equity Assets and Shareholders of Neuberger & Berman Socially Responsive Trust

         We have audited the accompanying statement of assets and liabilities of Neuberger & Berman Equity Assets: Neuberger & Berman Socially Responsive Trust as of August 31, 1996. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Neuberger & Berman Equity Assets: Neuberger & Berman Socially Responsive Trust as of August 31, 1996, in conformity with generally accepted accounting principles.

                                                     Coopers & Lybrand L.L.P.


Boston, Massachusetts
February 27, 1997

                                                                      Appendix A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER


                  S&P CORPORATE BOND RATINGS:

                  AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                  A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                  BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                  PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                  MOODY'S CORPORATE BOND RATINGS:

                  Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issue.

                  Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                  A - Bonds rated A possess many favorable investment attributes and are considered to be as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                  S&P COMMERCIAL PAPER RATINGS:

                  A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                  A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

                  MOODY'S COMMERCIAL PAPER RATINGS:

                  Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

                  - Leading market positions in well-established industries.

                  -        High rates of return on funds employed.

                  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                 - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                                      Appendix B


The Art of Investing:
A Conversation with Roy Neuberger

                           "I firmly believe that if you want to manage your own money, you must be a student of the market. If you are unwilling or unable to do that, find someone else to manage your money for you."


      NEUBERGER & BERMAN

         [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                During  my more than  sixty-five  years of  buying  and  selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                     \s\ Roy R. Neuberger

                                   YOU'VE BEEN ABLE TO CONDENSE SOME OF THE CHARACTERISTICS OF SUCCESSFUL INVESTING INTO FIVE "RULES." WHAT ARE THEY?


                                   Rule #1: Be flexible. My philosophy has necessarily changed from time to time because of events and because of mistakes. My views change as economic, political, and technological changes occur both on and sometimes off our planet. It is imperative that you be willing to change your thoughts to meet new conditions.


                                   Rule #2: Take your temperament into account. Recognize whether you are by nature very speculative or just the opposite -- fearful, timid of taking risks. But in any event --


Diversify your investments, Rule #3: Be broad-gauged. Diversify your make sure that some of your investments, make sure that some of your principal is kept safe, and principal is kept safe, and try to increase try to increase your income your income as well as your capital. as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]







                                   Rule #4: Always remember there are many ways to skin a cat! Ben Graham and David Dodd did it by understanding basic values. Warren Buffet invested his portfolio in a handful of long-term holdings, while staying involved with the companies' managements. Peter Lynch chose to understand, first-hand, the products of many hundreds of the companies he invested in. George Soros showed his genius as a hedge fund investor who could decipher world currency trends. Each has been successful in his own way. But to be successful, remember to-

                                   Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                         A. Dig for yourself.
                                         B. Be from Missouri.
                                         C. If it sounds too good to be true, it
                                         probably is.


                                   IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                   GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW
                                   THE MARKET BEHAVES?


                                   Every decade that I've been involved with Wall Street has a nuance of its own, an economic and social climate that influences investors. But generally, bull markets tend to be longer than bear markets, and stock prices tend to go up more slowly and erratically than they go down. Bear markets tend to be shorter and of greater intensity. The market rarely rises or declines concurrently with business cycles longer than six months.


                                   AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   - - either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                   A classic example is a company that has a low price to earnings ratio, a low price to book ratio, free cash flow, a strong balance sheet, undervalued corporate assets, unrecognized earnings turnaround and is selling at a discount to private market value.


                                   These characteristics usually lead to companies that are under-researched and have a high degree of inside ownership and entrepreneurial management.

                                   One of my colleagues at Neuberger & Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE STOCKS?


                                   I'm more interested in longer-term trends in earnings than short-term trends. Earnings gains should be the product of long-term strategies, superior management, taking advantage of business opportunities and so on. If these factors are in their proper place, short-term earnings should not be of major concern. Dividends are an important extra because, if they're stable, they help support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?


                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall in love           One  should  fall in love  with  ideas,  with
with ideas, with people or         people, or with idealism. But in my book, the
with idealism.  But in my          last   thing  to  fall  in  love  with  is  a
book, the last thing to            particular  security.  It is after all just a
fall in love with is a             sheet of paper indicating a part ownership in
particular security."              a   corporation   and  its   use  is   purely
                                   mercenary. If you must love a security, stay in love with it until it gets overvalued;
                                   then let somebody else fall in love.




                                                [PICTURE OF ROY NEUBERGER]

                                   ANY OTHER ADVICE FOR INVESTORS?


                                   I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW  WOULD   YOU   DESCRIBE   YOUR   PERSONAL
                                   INVESTING STYLE?


                                   Every stock I buy is bought to be sold. The market is a daily event, and I continually review my holdings looking for selling opportunities. I take a profit occasionally on something that has gone up in price over what was expected and simultaneously take losses whenever misjudgment seems evident. This creates a reservoir of buying power that can be used to make fresh judgments on what are the best values in the market at that time. My active investing style has worked well for me over the years, but for most investors I recommend a longer-term approach.


                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT CRASH"?

                                   The only money I managed in the Panic of 1929 was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW  DID  THE  CRASH  OF  1929   AFFECT  YOUR
                                   INVESTING STYLE?


                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO MARKET BEHAVIOR?


                                   There are many factors in addition to economic statistics or security analysis in a buy or sell decision. I believe psychology plays an important role in the Market. Some people follow the crowd in hopes they'll be swept along in the right direction, but if the crowd is late in acting, this can be a bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A RENOWNED ART COLLECTOR, DO YOU FIND SIMILARITIES BETWEEN SELECTING STOCKS AND SELECTING WORKS OF ART?

                                   Both are an art, although picking stocks is a
                                   minor art compared with  painting,  sculpture
"When things look bad, I           or  literature.  I started  buying art in the
become optimistic.  When           30s,  and in the 40s it was a  daily,  almost
everything looks rosy, and         hourly occurrence.  My inclination to buy the
the crowd is optimistic, I         works of living  artists comes from Van Gogh,
like to be a seller."              who  sold  only  one   painting   during  his
                                   lifetime. He died in poverty, only then to become a legend and have his work sold for millions of dollars.
















                                                [PICTURE OF ROY NEUBERGER]


                                   There are more variables to consider now in both buying art and picking stocks. In the modern stock markets, the heavy use of futures and options has changed the nature of the investment world. In past times, the stock market was much less complicated, as was the art world.


                                   Artists rose and fell on their own merits without a lot of publicity and attention. As more and more dealers are involved with artists, the price of their work becomes inflated. So I almost always buy works of unknown, relatively undiscovered artists, which, I suppose is similar to value investing.


                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.

                                   WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN YOUR LIFE?


                                   Being a founder of Neuberger & Berman and creating one of the first no-load mutual funds. I started on Wall Street in 1929, and during the depression I managed my own money and that of my clientele. We all prospered, but I wanted to have my own firm. In 1939 I became a founder of Neuberger & Berman, and for about 10 years we managed money for individuals with substantial financial assets. But I also wanted to offer the smaller investor the benefits of professional money management, so in 1950 I created the Guardian Mutual Fund (now known as the Neuberger & Berman Guardian Fund). The Fund was kind of an innovation in its time because it didn't charge a sales commission. I thought the public was being overcharged for mutual funds, so I wanted to create a fund that would be offered directly to the public without a sales charge. Now of course the "no-load" fund business is a huge industry. I managed the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE   OFFICE   EVERY  DAY  TO   MANAGE   YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.

                                   ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                   Roy Neuberger is a founder of the investment management firm Neuberger & Berman, and a renowned value investor. He is also a recognized collector of contemporary American art, much of which he has given away to museums and colleges across the country.


                                         During the 1920s,  Roy  studied  art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                         Roy  began  his  investment  career  by
                                   joining a brokerage firm in 1929, seven months before the "Great Crash." Just weeks before "Black Monday," he shorted the stock of RCA, thinking it was overvalued. He profited from the falling market and gained a reputation for market prescience and stock selection that has lasted his entire career.


                                   NEUBERGER & BERMAN'S FOUNDING

                                         Roy's investing  acumen  attracted many
                                   people who wished to have him manage their money. In 1939, at the age of 36, after purchasing a seat on the New York Stock Exchange, Roy founded Neuberger & Berman to provide money management services to people who lacked the time, interest or expertise to manage their own assets.

                                   NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                   GROWTH


                                         Neuberger  & Berman  has grown  through
                                   the years and now manages approximately $30 billion of equity and fixed income assets, both domestic and international, for individuals, institutions, and its family of no-load mutual funds. Today, as when the firm was founded, Neuberger & Berman follows a value approach to investing, designed to enable clients to advance in good markets and minimize losses when conditions are less favorable.

















                                         For more complete information about the
                                         Neuberger  &  Berman   Guardian   Fund,
                                         including   fees  and  expenses,   call
                                         Neuberger   &  Berman   Management   at
                                         800-877-  9700  for a free  prospectus.
                                         Please  read it  carefully,  before you
                                         invest or send money.

                                              Neuberger & Berman Management
                                              Inc.[SERVICE MARK]

                                                   605 Third Avenue, 2nd Floor
                                                   New York, NY  10158-0006
                                                   Shareholder Services
                                                   (800) 877-9700

                                                   [COPYRIGHT SYMBOL]1995
                                                   Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS

                        NEUBERGER & BERMAN EQUITY ASSETS
                   POST-EFFECTIVE AMENDMENT NO. 7 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements And Exhibits
--------    ---------------------------------

(a)   Financial Statements:

            An audited statement of assets and liabilities of Neuberger & Berman Socially Responsive Trust (a series of Neuberger & Berman Equity Assets) for the fiscal year ended August 31, 1996 and the report of the independent accountants appear in the Statement of Additional Information. The audited financial statements contained in the Annual Report to Shareholders of Neuberger & Berman Equity Funds for the fiscal year ended August 31, 1996, with respect to Neuberger & Berman Socially Responsive Portfolio (a series of Equity Managers Trust), and the report of the independent accountants are incorporated into the Statement of Additional Information by reference.

(b)   Exhibits:

      Exhibit
      Number               Description
      ------               -----------


             (1)  (a)   Certificate of Trust.  Incorporated by Reference to
                        Post-Effective Amendment No. 1 to Registrant's
                        Registration Statement, File Nos. 33-82568 and
                        811-8106, EDGAR Accession No. 0000898432-95-000393.

                  (b) Trust Instrument of Neuberger & Berman Equity Assets. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

                  (c) Schedule A - Current Series of Neuberger & Berman Equity Assets. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

             (2)        By-Laws of Neuberger & Berman Equity Assets.
                        Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

             (3)        Voting Trust Agreement.  None.

             (4)  (a)   Trust Instrument of Neuberger & Berman Equity Assets,
                        Articles IV, V, and VI.  Incorporated by Reference to
                        Post-Effective Amendment No. 1 to Registrant's
                        Registration Statement, File Nos. 33-82568 and
                        811-8106, EDGAR Accession No. 0000898432-95-000393.

                  (b) By-Laws of Neuberger & Berman Equity Assets, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

             (5)  (a)   (i)   Management Agreement Between Equity Managers
                              Trust and Neuberger & Berman Management
                              Incorporated.  Incorporated by Reference to
                              Post-Effective Amendment No. 70 to Registration
                              Statement of Neuberger & Berman Equity Funds,
                              File Nos. 2-11357 and 811-582, EDGAR Accession
                              No. 0000898432-95-000314.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                        (iii) Schedule B - Schedule of Compensation Under the
                              Management Agreement.  Incorporated by
                              Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                  (b)   (i)   Sub-Advisory Agreement Between Neuberger &
                              Berman Management Incorporated and Neuberger &
                              Berman with Respect to Equity Managers Trust.
                              Incorporated by Reference to Post-Effective
                              Amendment No. 70 to Registration Statement of
                              Neuberger & Berman Equity Funds, File Nos.
                              2-11357 and 811-582, EDGAR Accession No.
                              0000898432-95-000314.

                        (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                        (iii) Substitution Agreement Among Neuberger & Berman
                              Management Incorporated, Equity Managers Trust, Neuberger & Berman, L.P., and Neuberger & Berman, LLC. Incorporated by Reference to Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910, EDGAR Accession No. 0000898432-96-000557.

             (6)  (a)   (i)   Distribution Agreement Between Neuberger &
                              Berman Equity Assets and Neuberger & Berman
                              Management Incorporated with Respect to
                              Neuberger & Berman Socially Responsive Trust.
                              Incorporated by Reference to Post-Effective
                              Amendment No. 1 to Registrant's Registration
                              Statement, File Nos. 33-82568 and 811-8106,
                              EDGAR Accession No. 0000898432-95-000393.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

                  (b)   (i)   Distribution and Services Agreement between
                              Neuberger & Berman Equity Assets and Neuberger
                              & Berman Management Incorporated with Respect to Other Series. Incorporated by Reference to
                              Post-Effective Amendment No. 5 to Registrant's
                              Registration Statement, File Nos. 33-82568 and
                              811-8106, Edgar Accession No.
                              0000898432-96-000576.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to Distribution and Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000576.

             (7)        Bonus, Profit Sharing or Pension Plans.  None.

             (8)        (a)   Custodian Contract Between Neuberger & Berman
                              Equity Assets and State Street Bank and Trust
                              Company.  Incorporated by Reference to
                              Post-Effective Amendment No. 3 to Registrant's
                              Registration Statement, File Nos. 33-82568 and
                              811-8106, Edgar Accession No.
                              0000898432-96-000048.

                        (b)   Schedule A - Approved Foreign Banking
                              Institutions and Securities Depositories Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000048.

                        (c) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No.
                              0000898432-96-000558.

             (9)  (a)   (i)   Transfer Agency Agreement Between Neuberger &
                              Berman Equity Assets and State Street Bank and
                              Trust Company.  Incorporated by Reference to
                              Post-Effective Amendment No. 3 to Registrant's
                              Registration Statement, File Nos. 33-82568 and
                              811-8106, Edgar Accession No.
                              0000898432-96-000048.

                        (ii) Schedule of Compensation under the Transfer Agency Agreement. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No.
                              0000898432-96-000558.

                  (b)   (i)   Administration Agreement Between Neuberger &
                              Berman Equity Assets and Neuberger & Berman
                              Management Incorporated.  Incorporated by
                              Reference to Post-Effective Amendment No. 3 to
                              Registrant's Registration Statement, File Nos.
                              33-82568 and 811-8106, Edgar Accession No.
                              0000898432-96-000048.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000048.

                        (iii) Schedule B - Schedule of Compensation Under the
                              Administration Agreement.  Incorporated by
                              Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000048.

             (10) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. Incorporated by Reference to Registrant's Rule 24f-2 Notice for the Fiscal Year Ended August 31, 1996, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000463.

             (11) Consent of Coopers & Lybrand L.L.P., Independent Accountants. Filed Herewith.

             (12)       Financial Statements Omitted from Prospectus.  None.

             (13)       Letter of Investment Intent.  None.

             (14)       Prototype Retirement Plan.  None.

             (15)       (a)   Plan Pursuant to Rule 12b-1.  Incorporated by
                              Reference to Post-Effective Amendment No. 5 to
                              Registrant's Registration Statement, File Nos.
                              33-82568 and 811-8106, Edgar Accession No.
                              0000898432-96-000576.

                        (b) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to Plan Pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000576.

             (16)       Schedule of Computation of Performance Quotations.
                        None.

             (17)       Financial Data Schedule.  Filed Herewith.

             (18)       Plan Pursuant to Rule 18f-3.  None.

Item 25.     Persons Controlled By Or Under Common Control With Registrant.
--------     --------------------------------------------------------------

             No person is controlled by or under common control with the Registrant.

Item 26.     Number Of Holders Of Securities.
--------     --------------------------------

             The following information is given as of January 31, 1997:

                                                              Number of
             Title Of Class                                 Record Holders
             --------------                                 --------------
             Shares of beneficial interest,
             $0.001 par value, of:

             Neuberger & Berman Focus Assets                      1
             Neuberger & Berman Guardian Assets                   4
             Neuberger & Berman Manhattan Assets                  3
             Neuberger & Berman Partners Assets                   2
             Neuberger & Berman Socially Responsive Trust         1

Item 27.     Indemnification.
--------     ----------------

             A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

             Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

             Section 9 of the Management Agreement between Equity Managers Trust ("Managers Trust") and Neuberger & Berman Management Inc. ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for the series of Managers Trust at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or any series thereof or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

             Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman")with respect to Managers Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any series of Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

             Section 8 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of each Series for performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders of the Registrant, its Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future shall be personally liable therefor. Section 9 of the Agreement provides that each Series shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement with respect to such Series; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such Series; provided, that N&B Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 10 of the Agreement provides that N&B Management shall indemnify each Series and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Series which result from: (i) N&B Management's failure to comply with the terms of the Agreement with respect to such Series; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement with respect to such Series; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement with respect to such Series. A Series shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Series or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

             Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.     BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.

             There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Claudia A. Brandon                      Secretary, Neuberger & Berman
Vice President,                         Advisers Management Trust (Delaware
N&B Management                          business trust); Secretary, Advisers
                                        Managers Trust;  Secretary,  Neuberger &
                                        Berman   Advisers    Management    Trust
                                        (Massachusetts   business   trust)  (1);
                                        Secretary,  Neuberger  &  Berman  Income
                                        Funds;  Secretary,  Neuberger  &  Berman
                                        Income  Trust;  Secretary,  Neuberger  &
                                        Berman    Equity    Funds;    Secretary,
                                        Neuberger   &   Berman   Equity   Trust;
                                        Secretary,    Income   Managers   Trust;
                                        Secretary,    Equity   Managers   Trust;
                                        Secretary,    Global   Managers   Trust;
                                        Secretary,  Neuberger  &  Berman  Equity
                                        Assets.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Stacy Cooper-Shugrue                    Assistant Secretary, Neuberger &
Assistant Vice President,               Berman Advisers Management Trust
N&B Management                          (Delaware business trust); Assistant
                                        Secretary,   Advisers   Managers  Trust;
                                        Assistant Secretary,  Neuberger & Berman
                                        Advisers Management Trust (Massachusetts
                                        business    trust)    (1);     Assistant
                                        Secretary,  Neuberger  &  Berman  Income
                                        Funds; Assistant Secretary,  Neuberger &
                                        Berman    Income    Trust;     Assistant
                                        Secretary,  Neuberger  &  Berman  Equity
                                        Funds; Assistant Secretary,  Neuberger &
                                        Berman    Equity    Trust;     Assistant
                                        Secretary,    Income   Managers   Trust;
                                        Assistant  Secretary,   Equity  Managers
                                        Trust;   Assistant   Secretary,   Global
                                        Managers  Trust;   Assistant  Secretary,
                                        Neuberger & Berman Equity Assets.

Barbara DiGiorgio,                      Assistant Treasurer, Neuberger &
Assistant Vice President,               Berman Advisers Management Trust
N&B Management                          (Delaware business trust); Assistant
                                        Treasurer,   Advisers   Managers  Trust;
                                        Assistant Treasurer,  Neuberger & Berman
                                        Income   Funds;   Assistant   Treasurer,
                                        Neuberger   &   Berman   Income   Trust;
                                        Assistant Treasurer,  Neuberger & Berman
                                        Equity   Funds;   Assistant   Treasurer,
                                        Neuberger   &   Berman   Equity   Trust;
                                        Assistant  Treasurer,   Income  Managers
                                        Trust;   Assistant   Treasurer,   Equity
                                        Managers  Trust;   Assistant  Treasurer,
                                        Global   Managers    Trust;    Assistant
                                        Treasurer,  Neuberger  &  Berman  Equity
                                        Assets.

Stanley Egener                          Chairman of the Board and Trustee,
President and Director,                 Neuberger & Berman Advisers
N&B Management; Principal,              Management Trust (Delaware business
Neuberger & Berman                      trust); Chairman of the Board and
                                        Trustee,    Advisers   Managers   Trust;
                                        Chairman  of  the  Board  and   Trustee,
                                        Neuberger & Berman  Advisers  Management
                                        Trust  (Massachusetts   business  trust)
                                        (1);  Chairman of the Board and Trustee,
                                        Neuberger   &   Berman   Income   Funds;
                                        Chairman  of  the  Board  and   Trustee,
                                        Neuberger   &   Berman   Income   Trust;
                                        Chairman  of  the  Board  and   Trustee,
                                        Neuberger   &   Berman   Equity   Funds;
                                        Chairman  of  the  Board  and   Trustee,
                                        Neuberger   &   Berman   Equity   Trust;
                                        Chairman  of  the  Board  and   Trustee,
                                        Income Managers  Trust;  Chairman of the
                                        Board  and  Trustee,   Equity   Managers
                                        Trust;   Chairman   of  the   Board  and
                                        Trustee, Global Managers Trust; Chairman of the Board and Trustee, Neuberger &
                                        Berman Equity Assets.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Theodore P. Giuliano                    President and Trustee, Neuberger &
Vice President and Director,            Berman Income Funds; President and
N&B Management; Principal,              Trustee, Neuberger & Berman Income
Neuberger & Berman                      Trust; President and Trustee, Income
                                        Managers Trust.

C. Carl Randolph                        Assistant Secretary, Neuberger &
Principal,                              Berman Advisers Management Trust
Neuberger & Berman                      (Delaware business trust); Assistant
                                        Secretary,   Advisers   Managers  Trust;
                                        Assistant Secretary,  Neuberger & Berman
                                        Advisers Management Trust (Massachusetts
                                        business    trust)    (1);     Assistant
                                        Secretary,  Neuberger  &  Berman  Income
                                        Funds; Assistant Secretary,  Neuberger &
                                        Berman    Income    Trust;     Assistant
                                        Secretary,  Neuberger  &  Berman  Equity
                                        Funds; Assistant Secretary,  Neuberger &
                                        Berman    Equity    Trust;     Assistant
                                        Secretary,    Income   Managers   Trust;
                                        Assistant  Secretary,   Equity  Managers
                                        Trust;   Assistant   Secretary,   Global
                                        Managers  Trust;   Assistant  Secretary,
                                        Neuberger & Berman Equity Assets.

Felix Rovelli                           Senior Vice President-Senior Equity
Vice President,                         Portfolio Manager, BNP-N&B Global
N&B Management                          Asset Management L.P. (joint venture
                                        of Neuberger & Berman and Banque
                                        Nationale de Paris) (2).

Richard Russell                         Treasurer, Neuberger & Berman
Vice President,                         Advisers Management Trust (Delaware
N&B Management                          business trust); Treasurer, Advisers
                                        Managers Trust;  Treasurer,  Neuberger &
                                        Berman   Advisers    Management    Trust
                                        (Massachusetts   business   trust)  (1);
                                        Treasurer,  Neuberger  &  Berman  Income
                                        Funds;  Treasurer,  Neuberger  &  Berman
                                        Income  Trust;  Treasurer,  Neuberger  &
                                        Berman    Equity    Funds;    Treasurer,
                                        Neuberger   &   Berman   Equity   Trust;
                                        Treasurer,    Income   Managers   Trust;
                                        Treasurer,    Equity   Managers   Trust;
                                        Treasurer,    Global   Managers   Trust;
                                        Treasurer,  Neuberger  &  Berman  Equity
                                        Assets.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------

Daniel J. Sullivan                      Vice President, Neuberger & Berman
Senior Vice President,                  Advisers Management Trust (Delaware
N&B Management                          business trust); Vice President,
                                        Advisers Managers Trust; Vice President,
                                        Neuberger & Berman  Advisers  Management
                                        Trust  (Massachusetts   business  trust)
                                        (1); Vice President,  Neuberger & Berman
                                        Income Funds; Vice President,  Neuberger
                                        & Berman Income Trust;  Vice  President,
                                        Neuberger & Berman  Equity  Funds;  Vice
                                        President,  Neuberger  &  Berman  Equity
                                        Trust;  Vice President,  Income Managers
                                        Trust;  Vice President,  Equity Managers
                                        Trust;  Vice President,  Global Managers
                                        Trust;   Vice  President,   Neuberger  &
                                        Berman Equity Assets.

Michael J. Weiner                       Vice President, Neuberger & Berman
Senior Vice President,                  Advisers Management Trust (Delaware
N&B Management                          business trust); Vice President,
                                        Advisers Managers Trust; Vice President,
                                        Neuberger & Berman  Advisers  Management
                                        Trust  (Massachusetts   business  trust)
                                        (1); Vice President,  Neuberger & Berman
                                        Income Funds; Vice President,  Neuberger
                                        & Berman Income Trust;  Vice  President,
                                        Neuberger & Berman  Equity  Funds;  Vice
                                        President,  Neuberger  &  Berman  Equity
                                        Trust;  Vice President,  Income Managers
                                        Trust;  Vice President,  Equity Managers
                                        Trust;  Vice President,  Global Managers
                                        Trust;   Vice  President,   Neuberger  &
                                        Berman Equity Assets.

Celeste Wischerth,                      Assistant Treasurer, Neuberger &
Assistant Vice President,               Berman Advisers Management Trust
N&B Management                          (Delaware business trust); Assistant
                                        Treasurer,   Advisers   Managers  Trust;
                                        Assistant Treasurer,  Neuberger & Berman
                                        Income   Funds;   Assistant   Treasurer,
                                        Neuberger   &   Berman   Income   Trust;
                                        Assistant Treasurer,  Neuberger & Berman
                                        Equity   Funds;   Assistant   Treasurer,
                                        Neuberger   &   Berman   Equity   Trust;
                                        Assistant  Treasurer,   Income  Managers
                                        Trust;   Assistant   Treasurer,   Equity
                                        Managers  Trust;   Assistant  Treasurer,
                                        Global   Managers    Trust;    Assistant
                                        Treasurer,  Neuberger  &  Berman  Equity
                                        Assets.

Lawrence Zicklin                        President and Trustee, Neuberger &
Director, N&B Management;               Berman Advisers Management Trust
Principal, Neuberger & Berman           (Delaware business trust); President
                                        and Trustee,  Advisers  Managers  Trust;
                                        President   and  Trustee,   Neuberger  &
                                        Berman   Advisers    Management    Trust
                                        (Massachusetts   business   trust)  (1);
                                        President   and  Trustee,   Neuberger  &
                                        Berman  Equity   Funds;   President  and
                                        Trustee,   Neuberger  &  Berman   Equity
                                        Trust;  President  and  Trustee,  Equity
                                        Managers   Trust;   President,    Global
                                        Managers  Trust;  President and Trustee,
                                        Neuberger & Berman Equity Assets

             The principal address of N&B Management, Neuberger & Berman, LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

--------------------------

(1)          Until April 30, 1995.
(2)          Until October 31, 1995.


Item 29.     Principal Underwriters.
--------     -----------------------

             (a)  N&B  Management,   the  principal   underwriter   distributing
securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                  Neuberger & Berman Advisers Management Trust
                  Neuberger & Berman Equity Funds
                  Neuberger & Berman Equity Trust
                  Neuberger & Berman Income Funds
                  Neuberger & Berman Income Trust

                  N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

             (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                                    POSITIONS AND
                          POSITIONS AND OFFICES     OFFICES WITH
  NAME                    WITH UNDERWRITER          REGISTRANT
  ----                    ---------------------     -------------

  Claudia A. Brandon      Vice President            Secretary

  Patrick T. Byrne        Vice President            None

  Richard A. Cantor       Chairman of the Board     None
                          and Director

  Robert Conti            Treasurer                 None

  Stacy Cooper-Shugrue    Assistant Vice President  Assistant Secretary

  William Cunningham      Vice President            None

  Clara Del Villar        Vice President            None

  Barbara DiGiorgio       Assistant Vice President  Assistant Treasurer

  Roberta D'Orio          Assistant Vice President  None

  Stanley Egener          President and Director    Chairman of the
                                                    Board, Chief
                                                    Executive Officer,
                                                    and Trustee

  Joseph G. Galli         Assistant Vice President  None

  Robert I. Gendelman     Assistant Vice President  None

  Mark R. Goldstein       Vice President            None

  Theodore P. Giuliano    Vice President and        None
                          Director

  Leslie Holliday-Soto    Assistant Vice President  None

  Jody L. Irwin           Assistant Vice President  None

  Michael M. Kassen       Vice President and        None
                          Director

  Irwin Lainoff           Director                  None

  Michael Lamberti        Vice President            None

  Josephine Mahaney       Vice President            None

  Carmen G. Martinez      Assistant Vice President  None

  Ellen Metzger           Vice President and        None
                          Secretary

  Paul Metzger            Vice President            None

  Loraine Olavarria       Assistant Secretary       None

  Janet W. Prindle        Vice President            None

  Joseph S. Quirk         Assistant Vice President  None

  Kevin L. Risen          Assistant Vice President  None

  Felix Rovelli           Vice President            None

  Richard Russell         Vice President            Treasurer and
                                                    Principal
                                                    Accounting Officer

  Kent C. Simons          Vice President            None

  Frederick B. Soule      Vice President            None

  Daniel J. Sullivan      Senior Vice President     Vice President

  Peter E. Sundman        Senior Vice President     None

  Susan Switzer           Assistant Vice President  None

  Andrea Trachtenberg     Vice President of         None
                          Marketing

  Judith M. Vale          Vice President            None

  Susan Walsh             Vice President            None

  Michael J. Weiner       Senior Vice President     Vice President and
                                                    Principal Financial
                                                    Officer

  Celeste Wischerth       Assistant Vice President  Assistant Treasurer

  Thomas Wolfe            Vice President            None

  KimMarie Zamot          Assistant Vice President  None

  Lawrence Zicklin        Director                  Trustee and
                                                    President

             (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.     Location Of Accounts And Records.
--------     ---------------------------------

             All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.


Item 31.     Management Services
--------     -------------------

             Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 32.     Undertakings
--------     ------------

             Registrant hereby undertakes to file a Post-Effective Amendment to its Registration Statement, containing financial statements with respect to Neuberger & Berman Socially Responsive Trust, which need not be certified, within four to six months from the date of the Fund's commencement of operations.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY ASSETS certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 27th day of February, 1997.

                        NEUBERGER & BERMAN EQUITY ASSETS


                                          /s/Lawrence Zicklin
                                      By:______________________
                                            Lawrence Zicklin
                                            President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the date indicated.

Signature                        Title                             Date
---------                        -----                             ----

/s/Faith Colish
_________________                Trustee                       February 27, 1997
Faith Colish


/s/Donald M. Cox
____________________             Trustee                       February 27, 1997
Donald M. Cox


/s/Stanley Egener
____________________             Chairman of the Board         February 27, 1997
Stanley Egener                     and Trustee (Chief
                                   Executive Officer)

/s/Howard A. Mileaf
____________________             Trustee                       February 27, 1997
Howard A. Mileaf


/s/Edward I. O'Brien
____________________             Trustee                       February 27, 1997
Edward I. O'Brien


                       (signatures continued on next page)

Signature                             Title                         Date
---------                             -----                         ----


/s/John T. Patterson, Jr.
_________________________         Trustee                     February 27, 1997
John T. Patterson, Jr.


/s/John P. Rosenthal
____________________               Trustee                     February 27, 1997
John P. Rosenthal


/s/Cornelius T. Ryan
____________________               Trustee                     February 27, 1997
Cornelius T. Ryan


/s/Gustave H. Shubert
____________________               Trustee                     February 27, 1997
Gustave H. Shubert


/s/Alan R. Gruber
____________________               Trustee                     February 27, 1997
Alan R. Gruber


/s/Lawrence Zicklin
____________________               President and Trustee       February 27, 1997
Lawrence Zicklin


/s/Michael J. Weiner
____________________               Vice President              February 27, 1997
Michael J. Weiner                   (Principal Financial
                                    Officer)

/s/Richard Russell
____________________               Treasurer (Principal        February 27, 1997
Richard Russell                      Accounting Officer)

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 7 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 27th day of February, 1997.

                              EQUITY MANAGERS TRUST


                                /s/ Lawrence Zicklin
                            By:______________________
                                Lawrence Zicklin
                                President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                              Date
---------                      -----                              ----


/s/Faith Colish
___________________            Trustee                      February 27, 1997
Faith Colish


/s/Donald M. Cox
___________________            Trustee                      February 27, 1997
Donald M. Cox


/s/Stanley Egener
___________________            Chairman of the Board        February 27, 1997
Stanley Egener                   and Trustee (Chief
                                 Executive Officer)

/s/Howard A. Mileaf
___________________            Trustee                      February 27, 1997
Howard A. Mileaf


/s/Edward I. O'Brien
___________________            Trustee                      February 27, 1997
Edward I. O'Brien


                       (signatures continued on next page)

Signature                      Title                               Date
---------                      -----                               ----


/s/John T. Patterson, Jr.
_________________________      Trustee                       February 27, 1997
John T. Patterson, Jr.


/s/John P. Rosenthal
_________________________      Trustee                       February 27, 1997
John P. Rosenthal


/s/Cornelius T. Ryan
_________________________      Trustee                       February 27, 1997
Cornelius T. Ryan


/s/Gustave H. Shubert
_________________________      Trustee                       February 27, 1997
Gustave H. Shubert


/s/Alan R. Gruber
_________________________      Trustee                       February 27, 1997
Alan R. Gruber


/s/Lawrence Zicklin
_________________________      President and Trustee         February 27, 1997
Lawrence Zicklin


/s/Michael J. Weiner
_________________________      Vice President                February 27, 1997
Michael J. Weiner                (Principal Financial
                                    Officer)


/s/Richard Russell
_________________________      Treasurer (Principal          February 27, 1997
Richard Russell                  Accounting Officer)

                        NEUBERGER & BERMAN EQUITY ASSETS
                   POST-EFFECTIVE AMENDMENT NO. 7 ON FORM N-1A

                                INDEX TO EXHIBITS

                                                                    Sequentially
Exhibit                                                               Numbered
Number                           Description                             Page
--------      ---------------------------------------------------- ------------
(1)           (a)   Certificate of Trust.  Incorporated by              N.A.
                    Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

              (b)   Trust Instrument of Neuberger & Berman              N.A.
                    Equity Assets.  Incorporated by Reference to
                    Post-Effective Amendment No. 1 to
                    Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

              (c)   Schedule A - Current Series of Neuberger &          N.A.
                    Berman Equity Assets. Incorporated by
                    Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

(2)                 By-Laws of Neuberger & Berman Equity Assets.        N.A.
                    Incorporated by Reference to Post-Effective
                    Amendment No. 1 to Registrant's Registration
                    Statement, File Nos. 33-82568 and 811-8106,
                    Edgar Accession No. 0000898432-95-000393.

(3)                 Voting Trust Agreement.  None.                      N.A.

(4)           (a)   Trust Instrument of Neuberger & Berman              N.A.
                    Equity Assets, Articles IV, V, and VI.
                    Incorporated by Reference to Post-Effective
                    Amendment No. 1 to Registrant's Registration
                    Statement, File Nos. 33-82568 and 811-8106,
                    EDGAR Accession No. 0000898432-95-000393.

              (b)   By-Laws of Neuberger & Berman Equity Assets,        N.A.
                    Articles V, VI, and VIII.  Incorporated by
                    Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

(5)           (a)   (i)    Management Agreement Between Equity          N.A.
                           Managers Trust and Neuberger & Berman
                           Management Incorporated. Incorporated
                           by   Reference   to    Post-Effective
                           Amendment  No.  70  to   Registration
                           Statement   of   Neuberger  &  Berman
                           Equity Funds,  File Nos.  2-11357 and
                           811-582,    EDGAR    Accession    No.
                           0000898432-95-000314.

                    (ii)   Schedule A - Series of Neuberger &            N.A.
                           Berman    Equity    Managers    Trust
                           Currently  Subject to the  Management
                           Agreement.  Incorporated by Reference
                           to Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman   Equity   Funds,   File  Nos.
                           2-11357 and 811-582,  EDGAR Accession
                           No.    0000898432-95-000314.

                    (iii)  Schedule B - Schedule of Compensation         N.A.
                           Under the Management  Agreement.
                           Incorporated    by    Reference    to
                           Post-Effective  Amendment  No.  70 to
                           Registration Statement of Neuberger &
                           Berman   Equity   Funds,   File  Nos.
                           2-11357 and 811-582,  EDGAR Accession
                           No.  0000898432-95-000314.

               (b)  (i)    Sub-Advisory  Agreement  Between              N.A.
                           Neuberger    &   Berman    Management
                           Incorporated  and  Neuberger & Berman
                           with   respect  to  Equity   Managers
                           Trust.  Incorporated  by Reference to
                           Post-Effective  Amendment  No.  70 to
                           Registration Statement of Neuberger &
                           Berman   Equity   Funds,   File  Nos.
                           2-11357 and 811-582,  EDGAR Accession
                           No. 0000898432-95-000314.

                    (ii)   Schedule A - Series of Equity Managers       N.A.
                           Trust   Currently   Subject   to  the
                           Sub-Advisory Agreement.  Incorporated
                           by   Reference   to    Post-Effective
                           Amendment  No.  70  to   Registration
                           Statement   of   Neuberger  &  Berman
                           Equity Funds,  File Nos.  2-11357 and
                           811-582,    EDGAR    Accession    No.
                           0000898432-95-000314.

                    (iii)  Substitution Agreement Among Neuberger       N.A.
                           &  Berman  Management   Incorporated,
                           Equity  Managers  Trust,  Neuberger &
                           Berman, L.P., and Neuberger & Berman,
                           LLC.  Incorporated  by  Reference  to
                           Amendment   No.  7  to   Registration
                           Statement of Equity  Managers  Trust,
                           File No.  811-7910,  EDGAR  Accession
                           No. 0000898432-96-000557.

(6)           (a)   (i)    Distribution  Agreement  Between            N.A.
                           Neuberger & Berman  Equity Assets and
                           Neuberger    &   Berman    Management
                           Incorporated    with    Respect    to
                           Neuberger    &    Berman     Socially
                           Responsive  Trust.   Incorporated  by
                           Reference to Post-Effective Amendment
                           No.  1 to  Registrant's  Registration
                           Statement,  File  Nos.  33-82568  and
                           811-8106,    EDGAR    Accession   No.
                           0000898432-95-000393.

                    (ii)   Schedule A - Series of  Neuberger &           N.A.
                           Berman   Equity   Assets    Currently
                           Subject    to    the     Distribution
                           Agreement.  Incorporated by Reference
                           to Post-Effective  Amendment No. 1 to
                           Registrant's  Registration Statement,
                           File  Nos.   33-82568  and  811-8106,
                           EDGAR Accession No. 0000898432-95-000393.

                (b) (i)    Distribution  and Services  Agreement         N.A.
                           between  Neuberger  &  Berman  Equity
                           Assets   and   Neuberger   &   Berman
                           Management  Incorporated with Respect
                           to  Other  Series.   Incorporated  by
                           Reference to Post-Effective Amendment
                           No.  5 to  Registrant's  Registration
                           Statement,  File  Nos.  33-82568  and
                           811-8106,    Edgar    Accession   No.
                           0000898432-96-000576.

                    (ii)   Schedule A - Series of  Neuberger &           N.A.
                           Berman   Equity   Assets    Currently
                           Subject to Distribution  and Services
                           Agreement.  Incorporated by Reference
                           to Post-Effective  Amendment No. 5 to
                           Registrant's  Registration Statement,
                           File  Nos.   33-82568  and  811-8106,
                           Edgar Accession  No. 0000898432-96-000576.

(7)       Bonus, Profit   Sharing  or  Pension  Plans. None.             N.A.

(8)           (a)   Custodian Contract Between Neuberger &               N.A.
                    Berman  Equity  Assets and State Street Bank
                    and Trust Company. Incorporated by Reference
                    to   Post-Effective   Amendment   No.  3  to
                    Registrant's  Registration  Statement,  File
                    Nos. 33-82568 and 811-8106,  Edgar Accession
                    No. 0000898432-96-000048.

              (b)   Schedule A - Approved  Foreign Banking               N.A.
                    Institutions  and  Securities   Depositories
                    Under the Custodian  Contract.  Incorporated
                    by Reference to Post-Effective Amendment No.
                    3 to  Registrant's  Registration  Statement,
                    File  Nos.  33-82568  and  811-8106,   Edgar
                    Accession No. 0000898432-96-000048.

              (c)   Schedule  of  Compensation  under  the               N.A.
                    Custodian    Contract.    Incorporated    by
                    Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106,  Edgar Accession
                    No. 0000898432-96-000558.

(9)           (a)   (i)    Transfer Agency Agreement Between             N.A.
                           Neuberger & Berman Equity Assets and
                           State Street Bank and Trust Company.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-82568 and 811-8106,
                           Edgar Accession No. 0000898432-96-000048.

                    (ii)   Schedule of Compensation under the            N.A.
                           Transfer Agency Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 4 to
                           Registrant's Registration Statement,
                           File Nos. 33-82568 and 811-8106,
                           Edgar Accession No.
                           0000898432-96-000558.

               (b)  (i)    Administration Agreement Between              N.A.
                           Neuberger & Berman Equity Assets and
                           Neuberger & Berman Management
                           Incorporated. Incorporated by
                           Reference to Post-Effective Amendment
                           No. 3 to Registrant's Registration
                           Statement, File Nos. 33-82568 and
                           811-8106, Edgar Accession No.
                           0000898432-96-000048.

                    (ii)   Schedule A - Series of Neuberger &            N.A.
                           Berman Equity Assets Currently
                           Subject to the Administration
                           Agreement. Incorporated by Reference
                           to Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-82568 and 811-8106,
                           EDGAR Accession No.
                           0000898432-96-000048.

                    (iii)  Schedule B - Schedule of Compensation         N.A.
                           Under the Administration Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-82568 and 811-8106,
                           EDGAR Accession No.
                           0000898432-96-000048.

(10)            Opinion and Consent of Kirkpatrick & Lockhart            N.A.
                LLP on Securities Matters. Incorporated by
                Reference to Registrant's Rule 24f-2 Notice for the Fiscal Year Ended August 31, 1996, File Nos.
                33-82568 and 811-8106, Edgar Accession No.
                0000898432-96-000463.

(11)            Consent of Coopers & Lybrand L.L.P., Independent          ____
                Accountants. Filed Herewith.

(12)            Financial Statements Omitted from Prospectus.  None.     N.A.

(13)            Letter of Investment Intent. None.                       N.A.

(14)            Prototype Retirement Plan. None.                         N.A.

(15)           (a)   Plan Pursuant to Rule 12b-1. Incorporated           N.A.
                     by Reference to Post-Effective Amendment
                     No. 5 to Registrant's Registration
                     Statement, File Nos. 33-82568 and 811-8106,
                     Edgar Accession No. 0000898432-96-000576.

              (b)    Schedule A - Series of Neuberger & Berman           N.A.
                     Equity Assets Currently Subject to Plan
                     Pursuant to Rule 12b-1.  Incorporated by
                     Reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement,
                     File Nos. 33-82568 and 811-8106, Edgar
                     Accession No. 0000898432-96-000576.

(16)          Schedule of Computation of Performance                     N.A.
              Quotations.  None.

(17)          Financial Data Schedule.  Filed Herewith.                 _____

(18)          Plan Pursuant to Rule 18f-3.  None.                       N.A.